As filed with the Securities and Exchange Commission on July 21, 2003

Registration No. 333-105897

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /   /

PRE-EFFECTIVE AMENDMENT NO._2__                                   / X /
                            -

POST-EFFECTIVE AMENDMENT NO.__                                    /   /
                              --

                        OPPENHEIMER SERIES FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Series Fund, Inc.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section
8(a), shall determine.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Trinity Value Fund and Prospectus for
Oppenheimer Value Fund

Part B

Statement of Additional Information--Incorporated herein by reference to the
Part B of the Initial Registration Statement on Form N-14 filed June 6, 2003
(SEC File No. 333-105897) with the exception of the following documents, which are filed herewith:

1. Semi-Annual Report of Oppenheimer Value Fund, dated April 30, 2003.
2. Supplement to the Statement of Additional Information of Oppenheimer Value
Fund, dated July 17, 2003.

Part C

Other Information
Signatures
Exhibits

                                  FORM N-14
                            OPPENHEIMER VALUEFUND
                            CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy Statement and Prospectus Heading and/or Title of Document
--------    ---------------------------------------------------------------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;   Approval  or  Disapproval  of  the  Reorganization  of
            Oppenheimer Trinity Value Fund into Oppenheimer Value Fund.
5.    (a)   Method of Carrying Out the Reorganization; Additional Information.
(b)   Approval or Disapproval of the Reorganization - Capitalization Table.
(c)   Statement of Additional  Information of Oppenheimer Value Fund (see Part
            B);  Annual  Report  of  Oppenheimer  Value  Fund  (see  Part  B);
            Semi-Annual Report of Oppenheimer Value Fund (see Part B).
6.    Synopsis;   Comparison  Between   Oppenheimer  Trinity  Value  Fund  and
            Oppenheimer Value Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14

Item No.    Statement  of  Additional  Information  Heading  and/or  Title of
--------    ------------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.

12.   (a)   Statement of Additional Information of Oppenheimer Value Fund--
      Incorporated herein by reference to the Part B of the Initial
      Registration Statement on Form N-14 filed June 6, 2003 (SEC File No.
      333-105897).

      (b)   *

13.   (a)   Statement of Additional Information of Oppenheimer Trinity Value
      Fund-- Incorporated herein by reference to the Part B of the Initial
      Registration Statement on Form N-14 filed June 6, 2003 (SEC File No.
      333-105897).

      (b)   *

14.   Annual Report of Oppenheimer Value Fund at August 31,
      2002--Incorporated herein by reference to the Part B of the Initial
      Registration Statement on Form N-14 filed June 6, 2003 (SEC File No.
      333-105897);
      Semi-Annual Report of Oppenheimer Value Fund at April 30, 2003--Filed
      herewith.
      Annual Report of Oppenheimer Trinity Value Fund at July 31, 2002--
      Incorporated herein by reference to the Part B of the Initial
      Registration Statement on Form N-14 filed June 6, 2003 (SEC File No.
      333-105897);
      Semi-Annual Report of Oppenheimer Trinity Value Fund at January 31,
      2003--Incorporated herein by reference to the Part B of the Initial
      Registration Statement on Form N-14 filed June 6, 2003 (SEC File No.
      333-105897);

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer                                     211
Form N-14

John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                  New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                August 4, 2003

Dear Oppenheimer Trinity Value Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Value Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of  shareholders  of  Oppenheimer  Trinity Value
Fund  ("Trinity  Value Fund") to  reorganize  into another  Oppenheimer  fund,
Oppenheimer  Value  Fund  ("Value  Fund").  A  shareholder  meeting  has  been scheduled in October,  and all Trinity Value Fund shareholders of record as of
June 18th are  being  asked to vote  either  in  person  or by  proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Value Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The proposal  would  reorganize  the Trinity  Value Fund into the larger Value
Fund which has a comparable  investment objective and lower expenses.  Trinity
Value Fund and Value Fund have similar  investment  objectives.  Trinity Value
Fund's  investment  objective  is to seek  long-term  Value of capital.  Value
Fund's  investment  objective is to seek a high total return. In seeking their investment  objectives,  Trinity  Value Fund and Value Fund  utilize a similar investing  strategy.  Trinity  Value Fund  invests in common  stocks  that are included in the S&P 500. Value Fund currently  invests mainly in common stocks of U.S. companies of different  capitalization  ranges,  presently focusing on large-capitalization  issuers.  Both  funds are  managed  with a  quantitative investment  process.  Both Funds  invest in a similar  universe of  companies, although Value has a larger potential investment universe.

Among other factors,  the Trinity Value Fund Board considered that the expense ratio of Value  Fund has been lower than the  expense  ratio of Trinity  Value
Fund.   Although  past  performance  is  not  predictive  of  future  results, shareholders  of  Trinity  Value  Fund  would  have an  opportunity  to become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

OPPENHEIMER TRINITY VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.780.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON SEPTEMBER 12, 2003

    To the Shareholders of Oppenheimer Trinity Value Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity Value Fund  ("Trinity  Value Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain  time,  on September  12,
    2003, or any adjournments  thereof (the  "Meeting"),  for the following purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") and Oppenheimer
    Value Fund ("Value Fund"), and the transactions  contemplated  thereby, including (a) the transfer of  substantially  all the assets of Trinity
    Value  Fund to Value  Fund in  exchange  for Class A, Class B, Class C,
    Class N and  Class Y shares  of Value  Fund,  (b) the  distribution  of these  shares  of Value  Fund to the  corresponding  Class A,  Class B,
    Class C,  Class N and Class Y  shareholders  of  Trinity  Value Fund in complete  liquidation  of Trinity  Value Fund and (c) the  cancellation of the  outstanding  shares of Trinity Value Fund (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the  Prospectus  and Proxy  Statement.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Value  Fund  recommends  a vote in favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary

    July 21, 2003

    [381]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

 Proxy Card

                        Oppenheimer Trinity Value Fund

    Proxy For a Special Shareholders Meeting of shareholders To Be Held on
                              September 12, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Value  Fund (the  "Fund")  to be held at 6803 South  Tucson  Way,  Centennial,
Colorado,  80112, on September 12, 2003, at 1:00 P.M. Mountain time, or at any adjournment  thereof,  upon the  proposals  described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between  Oppenheimer Value
Fund ("Value  Fund"),  and  Oppenheimer  Trinity  Value Fund  ("Trinity  Value
Fund") and the transactions contemplated thereby,  including: (a) the transfer of  substantially  all the  assets  of  Trinity  Value  Fund to Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
Fund, (b) the  distribution of such shares of Value Fund to the  corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Trinity Value
Fund in complete  liquidation of Trinity Value Fund, and (c) the  cancellation of the outstanding shares of Trinity Value Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

                            OPPENHEIMER VALUE FUND

           498 Seventh Avenue, 10th Floor, New York, New York 10018

                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT

                             DATED JULY 21, 2003

         Acquisition of the Assets of OPPENHEIMER TRINITY VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                            OPPENHEIMER VALUE FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") to be
voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated  thereby  (the  "Reorganization")  between  Trinity
Value Fund and Oppenheimer  Value Fund ("Value Fund"), a series of Oppenheimer
Series Fund,  Inc. This combined  Prospectus and Proxy  Statement  constitutes the  Prospectus  of Value Fund and the Proxy  Statement of Trinity  Value Fund
filed on Form N-14 with the Securities  and Exchange  Commission  ("SEC").  If
shareholders   vote  to  approve   the   Reorganization   Agreement   and  the
Reorganization,  the net assets of Trinity  Value Fund will be acquired by and in  exchange  for  shares  of  Value  Fund.  The  Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at 6803 South Tucson Way,  Centennial,  CO
80112  on  September  12,  2003 at 1:00  P.M.  Mountain  time.  The  Board  of
Trustees  of  Trinity  Value  Fund is  soliciting  these  proxies on behalf of
Trinity Value Fund.  This Prospectus and Proxy Statement will first be sent to shareholders on or about August 4, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Value  Fund equal in value to the value as of the  Valuation  Date (the  business  day  preceding  the  closing  date of the
Reorganization,  as  such  term  is  defined  in the  Agreement  and  Plan  of
Reorganization  attached  hereto  as  Exhibit  A) of your  Class A  shares  of
Trinity  Value Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value Fund;  Class
C shares of Value  Fund equal in value to the value as of the  Valuation  Date of your Class C shares of  Trinity  Value  Fund;  Class N shares of Value Fund equal in value to the value as of the  Valuation  Date of your  Class N shares of Trinity Value Fund;  and Class Y shares of Value Fund equal in value to the value as of the  Valuation  Date of your Class Y shares of Trinity Value Fund.
Trinity  Value  Fund  will  then be  liquidated  and  de-registered  under the
Investment Company Act of 1940 (the "Investment Company Act").

      Value  Fund's  investment  objective  is to  seek  long-term  growth  of capital  by  investing  primarily  in common  stocks  with low  price-earnings ratios and better-than-anticipated  earnings. Realization of current income is a  secondary  consideration.  The Fund may invest  mainly in common  stocks of different  capitalization  ranges.  The Fund also can buy  other  investments, including preferred stocks, right,  warrants,  convertible debt securities and securities  of U.S. and foreign  companies,  although  there are limits on the
Fund's investments in foreign securities.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C, Class N and Class Y shares of Value Fund that you should  know before investing.  You  should  retain  it  for  future  reference.  A  Statement  of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus and Proxy  Statement,  dated July 21, 2003 (the "Proxy Statement of
Additional  Information")  has been filed  with the  Securities  and  Exchange
Commission  ("SEC") as part of the  Registration  Statement  on Form N-14 (the
"Registration  Statement")  and is incorporated  herein by reference.  You may receive a copy by writing OppenheimerFunds  Services (the "Transfer Agent") at
P.O.  Box 5270,  Denver,  Colorado  80217,  by calling  toll-free  as detailed above.  That  Statement  of  Additional  Information  includes  the  following documents:  (i) Annual  Report and  Semi-Annual  Report as of October 31, 2002
and April 30,  2003,  respectively,  of Value  Fund;  (ii)  Annual  Report and
Semi-Annual  Report,  as of July 31, 2002 and January 31, 2003,  respectively, of Trinity  Value  Fund;  (iii) the  Prospectus  of  Trinity  Value Fund dated
September  24,  2002,  as  supplemented  May 14, 2003;  (iv) the  Statement of
Additional  Information  of Trinity  Value Fund dated  September  24, 2002, as revised  October 15, 2002,  and as  supplemented  March 31, 2003;  and (v) the
Statement of Additional  Information of Value Fund dated December 23, 2002, as revised January 15, 2003, and as supplemented July 17, 2003.

      The  Prospectus of Value Fund dated December 23, 2002 is enclosed and is considered a part of this  Prospectus  and Proxy  Statement and is intended to provide you with information about Value Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or disapproved  these  securities or passed upon the adequacy of this
Prospectus  and Proxy  Statement.  Any  representation  to the  contrary  is a criminal offense.

This Prospectus and Proxy Statement is dated July 21, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general   tax   consequences   of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives  and  policies of the Funds  compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees and expenses of each Fund and those expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more   financial   information   about  the  Funds?
..........................   13

      What  are  the   capitalizations   of  the  Funds  and  what  would  the
      capitalizatons be after the Reorganization?....................................................................................

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  21
            Dividends and Distributions..........................................................  21
      What are the Principal Risks of an Investment in Value Fund?...........   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know about Class A, Class B, Class C, Class N and Class Y
      shares of Value Fund?..................................................................   25
Comparison of Investment Objectives and Policies
      Are there any significant  differences between the investment objectives and strategies of
         the Funds?.....................................................................................   27

      What are the main  risks  associated  with an  investment  in the Funds?

......................   27
      How do the investment policies of the Funds compare?.................................. .    27
      What  are  the  fundamental   investment   restrictions  of  the  Funds?
.........................   29
      How do the  Account  Features  and  Shareholder  Services  for the Funds

Voting Information
      How many votes are  necessary  to approve the  Reorganization  Agreement?
............      33
      How do I ensure my vote is accurately recorded?.........................................       34
      Can I revoke my proxy?.....................................................................      34
      What  other  matters  will be  voted  upon at the  Meeting?.................................
34

Information about Value Fund
Information about Trinity Value Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Value Fund and Oppenheimer Value Fund

Enclosure:
Prospectus of Oppenheimer Value Fund, dated December 23, 2002.

Separately Available:
Annual Report of Oppenheimer Value Fund, dated October 31, 2002 and
Semi-Annual Report, dated April 30, 2003 (both reports are available without charge upon request by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Value Fund which  accompanies  this
Prospectus and Proxy Statement and is incorporated herein by reference.

      If  shareholders of Trinity Value Fund approve the  Reorganization,  the net  assets of  Trinity  Value  Fund will be  transferred  to Value  Fund,  in exchange  for an equal  value of shares  of Value  Fund.  The  shares of Value
Fund will then be distributed to Trinity Value Fund  shareholders  and Trinity
Value Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a shareholder of Value Fund.  This  exchange will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization.

      Shareholders  of Trinity  Value Fund holding  certificates  representing their  shares  will  not  be  required  to  surrender  their  certificates  in connection with the  reorganization.  However,  former shareholders of Trinity
Value Fund whose shares are  represented  by  outstanding  share  certificates will not be allowed to redeem,  transfer or pledge  class shares of Value Fund they receive in the  Reorganization  until the  exchanged  Trinity  Value Fund certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed  to the Board of  Trustees a  reorganization  of your  Fund,  Trinity
Value Fund,  with and into Value Fund so that  shareholders  of Trinity  Value
Fund may become  shareholders  of a  substantially  larger fund advised by the same investment advisor with generally  historically  comparable  performance, and investment  objectives,  policies, and strategies very similar to those of their  current  Fund.  The Board also  considered  the fact that the surviving fund has the  potential  for lower overall  operating  expenses.  In addition, the Board  considered  that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The
Board  also   considered   that  the   Reorganization   would  be  a  tax-free
reorganization,  and there would be no sales charge  imposed in effecting  the
Reorganization.  In  addition,  due to the  relatively  moderate  costs of the reorganization,  the Boards of both Funds  concluded  that  neither Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of  Trinity  Value  Fund with and into  Value Fund is recommended  by the  Manager  based on the fact  that  both  Funds  have  very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Value Fund  approved a  reorganization  transaction  that will, if approved by shareholders,  result in the transfer of the net assets of Trinity  Value Fund to Value  Fund,  in exchange  for an equal value of shares of Value Fund.  The shares  of  Value  Fund  will  then  be  distributed  to  Trinity  Value  Fund shareholders  and Trinity  Value Fund will be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a  shareholder  of Value  Fund.  This  exchange  will occur on the
Closing  Date  as  such  term  is  defined  in  the   Agreement  and  Plan  of
Reorganization attached hereto as Exhibit A of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Value Fund equal in value to the value as of the Valuation  Date of your Class
A shares of Trinity  Value  Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value
Fund;  Class C shares  of  Value  Fund  equal in value to the  value as of the
Valuation  Date of your Class C shares of Trinity  Value Fund;  Class N shares of Value  Fund  equal in value to the value as of the  Valuation  Date of your
Class N shares of Trinity  Value Fund;  and Class Y shares of Value Fund equal in value as of the  Valuation  Date of your  Class Y shares of  Trinity  Value
Fund.  The  shares you  receive  will be issued at net asset  value  without a sales charge or the payment of a  contingent  deferred  sales charge  ("CDSC")
although  if your  shares of Trinity  Value Fund are  subject to a CDSC,  your
Value Fund shares will  continue to be subject to the same CDSC  applicable to your Trinity Value Fund shares.  The period during which you held your Trinity
Value  shares  will  carryover  to your Value  Fund  shares  for  purposes  of determining applicable holding periods, including the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,   the  Board  of  Trinity   Value  Fund  has   determined   that  the
Reorganization  is in the best interests of the  shareholders of Trinity Value
Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of Trinity  Value Fund who are U.S.
citizens will not recognize any gain or loss for federal  income tax purposes, as a result of the  exchange  of their  shares for shares of Value  Fund.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  about the  Reorganization--What  are the tax  consequences of the
Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity Value Fund and Value Fund have the same investment  objective--to seek  long-term  growth of capital by investing in companies the Fund believes are undervalued.  In seeking their investment  objectives,  Trinity Value Fund and Value  Fund  utilize a similar  investing  strategy.  Trinity  Value  Fund invests in common stocks that are included in the S&P  500/Barra  Value Index, a subset  of  stocks  included  in the S&P 500  Index.  Value  Fund  currently invests primarily in common stocks of U.S.  companies with low  price-earnings ratios and  better-than-anticipated  earnings.  Trinity  Value Fund is managed with a  quantitative  investment  process;  Oppenheimer  Value Fund is managed with a fundamental "bottom up" investment style.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of  the  Manager.  Trinity  Value  Fund  is  an  open-end
diversified   investment  management  company  organized  as  a  Massachusetts business  trust on May 6, 1999. It commenced  operations on September 1, 1999.
Trinity  Value Fund is governed by a Board of Trustees,  which is  responsible
for  protecting  the  interests  of  shareholders  under   Massachusetts  law.
Trinity  Value Fund is  located  at 498  Seventh  Avenue,  New York,  New York
10018.

      Value  Fund  is  one of  two  investment  portfolios,  or  "series,"  of
Oppenheimer  Series Fund,  Inc. That  corporation  is an open-end,  management investment  company  organized  as a  Maryland  corporation  in 1981,  and was called  Connecticut  Mutual  Investment  Accounts,  Inc. until March 18, 1996, when the  Manager  became  the  Fund's  investment  advisor.  Value  Fund is a diversified  mutual  fund.  On March 18,  1996 the Fund  changed its name from
Connecticut  Mutual Growth Account to Oppenheimer  Disciplined  Value Fund and
effective  March 1, 2001  subsequently  changed its name to Oppenheimer  Value
Fund. It commenced  operations  on September 16, 1985.  Value Fund is governed by a Board of Directors,  which is responsible for protecting the interests of shareholders  under  Maryland  law.  Value  Fund  is  located  at 498  Seventh
Avenue, New York, New York 10018.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor  to both  Funds.  The  members  of the  portfolio management  team for Trinity  Value  Fund,  Blake Gall and Daniel  Burke,  are
employees   of  Trinity   Investment   Management   Corporation,   the  Fund's
Sub-Advisor.  They have been the  portfolio  managers  for the Fund  since the
Fund's commencement of operations on September 1, 1999.

      The portfolio manager for Value Fund is Christopher  Leavy. Mr. Leavy is
Senior Vice President  since  September  2000 of the Manager;  an officer of 6 portfolios in the  OppenheimerFunds  complex;  prior to joining the Manager in
September  2000,  he was a  portfolio  manager of Morgan  Stanley  Dean Witter
Investment Management from 1997 to September 2000.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and Expenses of each Fund and those expected after the
Reorganization?

      Trinity  Value  Fund and  Value  Fund  each pay a  variety  of  expenses directly for management of their assets,  administration  and  distribution of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's   assets  to   calculate   the  fund's  net  asset  values  per  share.
Shareholders  pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you understand and compare the fees and expenses of  investing  in shares of Trinity  Value Fund with the fees and expenses of investing in shares of Value Fund.  The pro forma  expenses of the surviving  Value Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class A   Surviving Value
                       Class A shares      Shares               Fund Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.24%                0.24%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             0.90%               0.34%                0.34%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.87%               1.21%                1.21%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class B   Surviving Value
                       Class B shares      Shares               Fund Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.12%               0.45%                0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.87%               2.08%                2.08%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Value Fund  Value Fund Class C  Surviving Value
                       Class C Shares      Shares              Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.97%               0.42%               0.42%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.72%               2.05%               2.05%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class N   Surviving Value
                       Class N shares      Shares               Fund Class N
                                                                shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.94%               0.48%               0.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.19%               1.61%               1.61%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class Y   Surviving Value
                       Class Y Shares      Shares               Fund Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.50%               1.60%               1.60%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.25%               2.23%               2.23%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal  expenses  and are based on,  among  other  things,  the fees the
   Funds  would  have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
   0.25% of  average  daily  net  assets  per  fiscal  year for Class Y shares effective  January 1, 2001 through October 31, 2002, 0.35% of average daily net assets per fiscal year for Class Y shares  effective  November 1, 2002, and  0.35% of  average  daily  net  assets  per  fiscal  year for all other classes effective October 1, 2001.

5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

Examples
--------

      These  examples  below  are  intended  to help you  compare  the cost of investing in each Fund and the proposed  surviving Value Fund.  These examples assume  an  annual  return  for  each  class  of 5%,  the  operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

12 Months Ended 3/31/03
-----------------------
                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $790            $1,189          $1,713         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $375            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $322            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $290            $889            $1,513         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $275            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $222            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

In the "if shares are redeemed"  examples,  expenses include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent deferred  sales  charge.  In the "if shares are not  redeemed"  examples,  the
Class A expenses  include the initial sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since  Class B shares  automatically  convert to Class A after 6 years.  There are no sales charges for Class Y shares.

Where can I find more financial information about the Funds?

      Performance  information  for both Value Fund and Trinity  Value Fund is set  forth in each  Fund's  Prospectus  under the  section  "The  Fund's  Past
Performance."  Value Fund's  Prospectus  accompanies this Prospectus and Proxy
Statement and is incorporated by reference.

      The financial  statements of Value Fund and additional  information with respect to its performance  during its fiscal year ended October 31, 2002 (and
its  six  month  semi-annual  period  ended  April  30,  2003),   including  a
discussion of factors that  materially  affected its  performance and relevant market  conditions,  is set  forth  in Value  Fund's  Annual  and  Semi-Annual
Reports  dated as of October 31, 2002 and April 30, 2003,  respectively,  that are part of the Proxy  Statement of Additional  Information  and  incorporated
herein  by  reference.   These  documents  are  available  upon  request.  See
section entitled "Information About Value Fund."

      The  financial   statements   of  Trinity  Value  Fund  and   additional
information  with  respect to the Fund's  performance  during its fiscal  year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31,
2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and relevant  market  conditions,  is set forth in Trinity  Value
Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January
31, 2003,  respectively,  that are part of the Proxy  Statement of  Additional
Information  and  incorporated  herein  by  reference.   These  documents  are
available  upon  request.  See section  entitled  "Information  About  Trinity
Value Fund."

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity  Value Fund and Value Fund as of March 31, 2003 and  indicates the pro forma combined  capitalization  as of March 31, 2003 as if the  Reorganization
had  occurred  on that date.  As of May 30,  2003,  the value of the assets of
Trinity Value Fund was less than 10% of the value of the assets of Value Fund.
                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share

Trinity Value Fund
      Class A                 $3,937,220           593,213        $6.64
      Class B                 $2,021,103           314,186        $6.43
      Class C                 $2,115,936           324,531        $6.52
      Class N                 $182,359               27,694       $6.58
      Class Y                 $476,397               70,995       $6.71
      TOTAL             $8,733,015  1,330,619

Value Fund
      Class A                 $145,247,774            9,980,947         $14.55
      Class B                 $45,981,866       3,193,972         $14.40
      Class C                 $17,429,649       1,227,403         $14.20
      Class N                 $2,322,318           161,097        $14.42
      Class Y                 $1,320,206             89,224             $14.80
      TOTAL             $212,301,813            14,652,643

Value Fund
(Pro Forma Surviving Fund)
      Class A                 $149,184,994            10,251,500
      $14.55
      Class B                 $48,002,969         3,334,361             $14.40
      Class C                 $19,545,585         1,376,408             $14.20
      Class N                 $2,504,677            173,747             $14.42
      Class Y                 $1,796,603            121,421             $14.80
      TOTAL             $221,034,828              15,257,436

*Reflects  the  issuance  of  $3,937,220  Class A shares,  $2,021,103  Class B shares,  $2,115,936 Class C shares, $182,359 Class N shares and $476,397 Class
Y shares of Value  Fund in a tax-free  exchange  for the net assets of Trinity
Value Fund aggregating $8,733,015.

How have the Funds performed?

      The following past  performance  information  for each fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each  Fund as of  December  31st  for each of the full  calendar  years  since
Trinity Value Fund's  inception and 10 years for Value Fund;  and (ii) a table detailing  how the average  annual  total  returns of each Fund's  shares both before and after taxes,  compare to those of a broad-based  market index.  The after-tax  returns  are show  for  Class A shares  of each  Fund  only and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes  of shares will vary.  In certain  cases,  the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set  forth  below  are  not  relevant  to investors who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The
Fund's  past  investment  performance  both  before  and after  taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns for  Oppenheimer  Trinity  Value Fund  (Class  A)(as of
12/31/02)

Calendar                Annual
Year                    Total
Ended                                 Returns
---------------------------------------------

12/31/00                7.48%
12/31/01                -7.97%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -6.61%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Value Fund (not annualized) for a calendar quarter was 10.10% (3rd
Q'00) and the lowest return (not annualized) for a calendar quarter
was           -20.57% (3rd Q'02).

Annual Total Returns for Oppenheimer Value Fund (Class A)(as of 12/31/02)

Calendar                Annual
Year                    Total
Ended                                 Returns
---------------------------------------------

1992                    11.99%
1993                    20.91%
1994                    -0.65%
1995                    36.40%
1996                    18.38%
1997                    24.00%
1998                    8.54%
1999  -4.71%
2000  -1.54%
2001  2.98%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -5.27%.
During the period shown in the bar chart, the highest return for Oppenheimer
Value Fund (not annualized) for a calendar quarter was 18.26% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.69% (3Q'01).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

-------------------------------------------------------------------------------
Trinity Value Fund                           Past       Past          Past
                                               1-year    5-years    10-years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity Value Fund Class A Shares Return        -27.63% -10.12%*    N/A
Before Taxes (inception 9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares Return After Taxes on            -27.63% -10.55%*     N/A
Distributions

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares           -16.83% -8.03%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)            -20.85% -7.32%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  B   (inception  -27.73%   -10.08%*     N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  C   (inception  -24.59%   -9.00%*      N/A
9/17/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  N   (inception  -24.19%   -15.62%*     N/A
3/1/01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  Y   (inception  -22.80%   -8.22%*      N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class A Shares Return Before       -18.03%   -2.98%       7.53%
Taxes (inception 9/16/85)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares Return After Taxes on          -18.10%    -4.04%      5.41%
Distributions

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares         -10.98%    -2.49%      5.53%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                 -22.09%    -0.58%      9.34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class B (inception 10/2/95)        -18.03%    -2.90%      4.51%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class C (inception 5/1/96)         -14.54%    -2.56%      2.88%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class N (inception 3/1/01)         -14.17%    -8.67%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class Y (inception 12/16/96)       -13.16%    -1.61%      2.74%*
-------------------------------------------------------------------------------
*Or life-of-class

Average  annual  total  returns for the Funds for the  periods  ended June 30,
2003 are as follows:

--------------------------------------------------------------------------------
                                             Past 1-year  Past        Past 10
Trinity Value Fund                                         5-years     years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity Value Fund Class A Shares Return       -10.37%     -6.17%*      N/A
Before Taxes (inception 9/1/99)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes on           -10.37%     -6.57%*      N/A
Distributions

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on

Distributions and Sale of Fund Shares            -6.74%    -5.38%*      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)            -1.84%      -3.52%*     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity Value Fund Class B (inception          -10.36%     -6.22%*      N/A

9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity Value Fund Class C (inception            -6.63%    -5.27%*      N/A

9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity Value Fund Class N (inception            -6.12%    -8.28%*      N/A

3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trinity   Value  Fund  Class  Y   (inception     -4.28%    -4.38%*      N/A

9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Value Fund Class A Shares Return Before          -1.06%    -2.60%      7.20%
Taxes (inception 9/16/85)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes                -1.14%    -3.66%      5.20%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares Return After Taxes on             -0.70%    -2.60%      5.22%
Distributions and Sale of Fund Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 06/30/93)                     0.25%    -1.61%     10.04%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Value Fund Class B (inception 10/2/95)           -0.84%    -2.51%     5.58%*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Value Fund Class C (inception 5/1/96)               3.15%  -2.19%     4.08%*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Value Fund Class N (inception 3/1/01)               3.66%   -2.81%*     N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Value Fund Class Y (inception 12/16/96)             5.19%  -1.14%     4.22%*

--------------------------------------------------------------------------------

*Life-of-class.
The Funds' average annual total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  An explanation of the different performance calculations is set forth in each Fund's prospectus and Statement of Additional Information. Each Fund's average annual total return includes the applicable sales charge: for Class A, the current maximum initial sales charge is 5.75%; for Class B, the contingent deferred sales charges is 5%
(1-year), 4% (2-years), 3%(3 and 4-years), 2% (5-years) and 1%
(life-of-class); and for Class C and Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include the contingent deferred sales charge and uses
Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The S&P 500 Index, an unmanaged index of equity securities, is shown from August 31, 1999 to compare against the longest-lived class of shares of Trinity Value Fund, those of Trinity Value
Fund's Class A shares. The S&P 500 Index is shown from December 31, 1992 to compare against the longest-lived class of shares of Value Fund, those of
Value Fund Class A shares.  No index performance considers the effects of transaction costs, fees, expenses or taxes.

How Has the Fund Performed?  Below is a discussion by OppenheimerFunds,  Inc., of Value  Fund's  performance  during its fiscal year ended  October 31, 2002, followed  by  a  graphical  comparison  of  Value  Fund's  performance  to  an appropriate broad-based market index.

Management's  Discussion  of  Performance.  During the Fund's fiscal year that ended  October 31,  2002,  Value  Fund's  strong  performance  relative to its benchmark,  the S&P 500  Index  and peer  group  was  driven  by its  security selection  strategy.  The Fund  particularly  benefited  from its  holdings of technology,  industrial and financial services stocks,  which performed better in the  aggregate  than their  respective  components on the value side of the
S&P 500 Index.  Only the Fund's energy and health care holdings  trailed their respective  Index  components (10 sectors in all), and in each case the margin of  difference  was  minimal.  The Fund  slightly  reduced its exposure to the industrials  group after taking profits in stocks of defense  contractors that had gained  value,  and it  modestly  increased  its  exposure  to health care stocks. The Fund's portfolio holdings and allocations are subject to change.

-------------------------------------------------------------------------------------

                                               Value of Investment in Fund                                       S&P 500 Index
Comparing the Fund's  Performance to the
Market.  The graphs that follow show the
performance  of a  hypothetical  $10,000
investment  in each  class of  shares of
Value  Fund held until  Fiscal  year end
October 31,  2002.  In the case of Class
A shares,  performance  is measured over
a 10-year  period.  In the case of Class
B,    performance   is   measured   from
inception  of the  class on  October  2,
1995.   In  the   case   of   Class   C,
performance  is measured from  inception
of the  class  on May  1,  1996.  In the
case of Class N shares,  performance  is
measured from  inception of the Class on
March 1,  2001.  In the case of Class Y,
performance  is measured from  inception
of the class on December 16,  1996.  The
Fund's    performance    reflects    the
deduction of the maximum  initial  sales
charge   on   Class   A   shares,    the
applicable   contingent  deferred  sales
charge  on Class B,  Class C shares  and
Class  N,  and   reinvestments   of  all
dividends      and     capital     gains
distributions.  There is no sales charge
applicable  for  Class  Y  shares.   The
graphs  do  not  reflect   deduction  of
income   taxes   on   an    individual's
investment,    which   may   reduce   an
investor's actual investment  returns on
income or gains paid by the Fund.

The Fund's  performance  is  compared to
the   performance   of  the  Standard  &
Poor's  (S&P) 500 Index,  a  broad-based
index  of   equity   securities   widely
regarded  as a  general  measure  of the
performance    of   the   U.S.    equity
securities  market.   Index  performance
reflects  the  reinvestment  of but does
not consider  the effect of  transaction
costs,  and  none  of  the  data  in the
graphs  shows the  effect of taxes.  The
Fund's performance  reflects the effects
of   Fund    business   and    operating
expenses.  While index  comparisons  may
be useful to  provide  a  benchmark  for
the  Fund's  performance,   it  must  be
noted  that the Fund's  investments  are
not  limited  to the  securities  in the
index.

Class A Shares

Comparison of Change in Value of
$10,000 Hypothetical Investments in:
Value Fund (Class A) and S&P 500 Index.

[Line Graph]

                  Date

-------------------------------------------------------------------------------------
---------------------------------------------------------------

     12/31/1992              $9,425               $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1993              $10,182              $10,436

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1993              $10,757              $10,486

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1993              $11,238              $10,757

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $11,396              $11,006

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $11,132              $10,589

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $10,914              $10,633

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $11,472              $11,152

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $11,321              $11,150

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $12,318              $12,235

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $13,363              $13,401

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $14,499              $14,465

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $15,442              $15,335

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $16,178              $16,158

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $16,381              $16,883

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $16,836              $17,405

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1996              $17,204              $17,884

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1997              $19,033              $20,031

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1997              $19,043              $20,515

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1997              $22,471              $24,546

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1997              $21,953              $23,625

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1998              $22,270              $25,420

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1998              $25,086              $28,940

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1998              $23,551              $29,285

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1998              $22,446              $28,826

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1999              $24,950              $33,684

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1999              $25,152              $35,257

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1999              $24,725              $35,201

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1999              $23,253              $36,223

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2000              $21,877              $37,167

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2000              $23,550              $38,825

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2000              $23,032              $38,357

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2000              $22,647              $38,424

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2001              $24,614              $36,832

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2001              $24,104              $33,791

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2001              $24,412              $32,864

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2001              $21,379              $28,861

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2002              $23,450              $30,889

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2002              $23,477              $29,528

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2002              $19,797              $25,103

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2002              $19,851              $24,504

---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     10/02/1995              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $10,804              $10,602

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $11,294              $11,170

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $11,399              $11,671

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $11,683              $12,032

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1996              $11,930              $12,364

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1997              $13,169              $13,848

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1997              $13,143              $14,183

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1997              $15,487              $16,969

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1997              $15,105              $16,332

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1998              $15,287              $17,573

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1998              $17,188              $20,007

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1998              $16,114              $20,245

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1998              $15,327              $19,928

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1999              $17,002              $23,286

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1999              $17,109              $24,374

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1999              $16,780              $24,335

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1999              $15,754              $25,041

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2000              $14,798              $25,694

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2000              $15,901              $26,841

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2000              $15,515              $26,517

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2000              $15,237              $26,563

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2001              $16,526              $25,463

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2001              $16,158              $23,360

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2001              $16,328              $22,719

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2001              $14,280              $19,952

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2002              $15,663              $21,354

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2002              $15,680              $20,413

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2002              $13,223              $17,354

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2002              $13,258              $16,940

---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in  S&P 500 Index
                     Fund

---------------------------------------------------------------
---------------------------------------------------------------

     05/01/1996              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $10,061              $10,297

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $10,314              $10,615

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1996              $10,535              $10,908

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1997              $11,629              $12,217

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1997              $11,606              $12,512

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1997              $13,676              $14,971

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1997              $13,341              $14,409

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1998              $13,508              $15,503

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1998              $15,186              $17,650

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1998              $14,233              $17,861

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1998              $13,537              $17,581

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1999              $15,012              $20,544

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1999              $15,115              $21,503

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1999              $14,821              $21,469

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1999              $13,918              $22,092

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2000              $13,070              $22,668

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2000              $14,049              $23,679

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2000              $13,712              $23,394

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2000              $13,463              $23,435

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2001              $14,600              $22,464

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2001              $14,270              $20,609

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2001              $14,423              $20,043

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2001              $12,605              $17,602

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2002              $13,804              $18,839

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2002              $13,795              $18,009

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2002              $11,607              $15,310

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2002              $11,616              $14,945

---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     03/01/2001              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2001              $9,928               $10,094

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2001              $10,050              $9,817

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2001              $8,794               $8,621

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2002              $9,635               $9,227

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2002              $9,640               $8,821

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2002              $8,126               $7,499

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2002              $8,143               $7,320

---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     12/16/1996              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1997              $10,699              $10,624

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1997              $10,693              $10,881

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1997              $12,637              $13,019

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1997              $12,362              $12,531

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1998              $12,552              $13,482

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1998              $14,145              $15,349

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1998              $13,292              $15,532

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1998              $12,687              $15,289

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/1999              $14,111              $17,866

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/1999              $14,238              $18,700

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/1999              $13,984              $18,670

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/1999              $13,170              $19,212

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2000              $12,392              $19,713

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2000              $13,355              $20,593

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2000              $13,062              $20,344

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2000              $12,851              $20,380

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2001              $13,980              $19,536

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2001              $13,709              $17,923

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2001              $13,905              $17,431

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2001              $12,196              $15,308

---------------------------------------------------------------
---------------------------------------------------------------

     01/31/2002              $13,387              $16,383

---------------------------------------------------------------
---------------------------------------------------------------

     04/30/2002              $13,409              $15,661

---------------------------------------------------------------
---------------------------------------------------------------

     07/31/2002              $11,321              $13,314

---------------------------------------------------------------
---------------------------------------------------------------

     10/31/2002              $11,321              $12,997

---------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are substantially  identical.  Under the management agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------

           Trinity Value Fund                          Value Fund

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    0.75% of the first $200 million         0.625% of the first $300 million

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.72% of the next $200 million                  0.50% of the next $100
                                         million

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.69% of the next $200 million          0.45% in excess of $400 million

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.66% of the next $200 million

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      0.60% in excess of $800 million

---------------------------------------------------------------------------------

Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity  Value Fund for the twelve months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Value Fund for the twelve months ended March
31,  2003 was  0.625% of the  average  annual  net  assets  for each  class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially similar.  However,  the  "Management  Fees"  and  "Other  Expenses"  the Funds
incurred,  including  transfer agent fees and custodial,  accounting and legal
expenses,   have  differed,   with  Value  Fund's  "Management  Fees,"  "Other
Expenses"  and "Total  Expenses"  being less than those of Trinity  Value Fund because Value Fund is a significantly larger fund.

-------------------------------------------------------------------------------------

                              Management    Distribution   Other       Total Annual
                              Fee           and/or 12b-1   Expenses    Operating
                                            Fees1                      Expense

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Trinity  Value  Fund  Class A 0.75%         0.22%          0.90%       1.87%
shares
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Value Fund Class A Shares     0.625%        0.24%          0.34%       1.21%
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Pro Forma - Combined funds    0.625%        0.24%          0.34%       1.21%
at 3/31/03

-------------------------------------------------------------------------------------

"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Value Fund on March 31, 2003 were
$212,301,813 as compared to $8,733,015 for Trinity Value Fund.  Effective upon the Closing of the  Reorganization,  the management fee rate for Value Fund is expected to be 0.625% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other Expenses" of the
surviving  Fund are  expected to be the same as the "Other  Expenses" of Value
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Value Fund and Value
Fund. Citibank, N.A. is located at 111 Wall Street, New York, New York 10005.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A shares of the respective Fund. Under the Class A Service Plans,  reimbursement is made  quarterly  at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the respective  Funds.  The Distributor currently  uses all of those fees to compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and maintenance  of  accounts of their  customers  that hold Class A shares of the respective Fund.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Value Fund?

      As with most  investments,  investments  in Value Fund and Trinity Value
Fund involve risks.  There can be no guarantee  against loss resulting from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the same  direction  uniformly at the same time and the volatility of their prices at times maybe great. A particular  company's  stock price can be affected by, among other  things,  a poor  earnings  report,  loss of major customers,  major  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with an  Investment  in the Funds?"  under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Value Fund held April
17, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in the  materials  was  information  with  respect  to  each  Fund's investment  objectives and policies,  management fees,  distribution  fees and other operating expenses, historical performance and asset size.

      The Board reviewed information  demonstrating that Trinity Value Fund is a relatively  smaller fund with  approximately  $8,733,015 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Value Fund's assets will not increase  substantially in size in the near future.  In comparison,  Value
Fund had  approximately  $212,301,813  in net  assets  as of March  31,  2003.
After the Reorganization,  the shareholders of Trinity Value Fund would become shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than Trinity  Value Fund.  Economies of scale may benefit shareholders of Trinity Value Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board noted that Value Fund's  management fee rate is less than that of Trinity Value Fund. The Board also considered that Value Fund's  historical performance has been better than that of Trinity Value Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the Funds are identical  and that both Funds offer the same investor  services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The  Board  concluded  that  Trinity  Value  Fund's participation  in the transaction is in the best interests of the Fund and its shareholders,  notwithstanding  that  the  lower  pro  forma  expenses  of the combined funds  (relative to Trinity Value Fund) and the  historically  better performance  of Value Fund is subject to change,  and that the  Reorganization would not result in a dilution of the  interests of existing  shareholders  of
Trinity Value Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Value Fund deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of either  Trinity  Value Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Value Fund.

      The Board of Value Fund also determined that the  Reorganization  was in the best  interests  of Value Fund and its  shareholders  and that no dilution would result to those  shareholders.  Value Fund  shareholders  do not vote on the  Reorganization.  The  Board  of Value  Fund,  including  the  Independent
Directors,  unanimously  approved the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Value
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders  of  Trinity  Value  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Value Fund approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied by Trinity Value Fund and Value Fund,  including delivery of certain documents.  The Closing Date is presently  scheduled  for  September  12, 2003 and the Valuation Date is presently scheduled for September 11, 2003.

      If  shareholders  of  Trinity  Value  Fund  approve  the  Reorganization
Agreement,  Trinity Value Fund will deliver to Value Fund substantially all of its net assets on the  Closing  Date.  In  exchange,  shareholders  of Trinity
Value Fund will  receive  Class A, Class B, Class C, Class N and Class Y Value
Fund  shares  that  have a value  equal  to the  dollar  value  of the  assets delivered by Trinity  Value Fund to Value Fund.  Trinity  Value Fund will then be  liquidated  and its  outstanding  shares  will  be  cancelled.  The  stock transfer books of Trinity Value Fund will be  permanently  closed at the close of business on the Valuation Date. Only  redemption  requests  received by the
Transfer  Agent in proper  form on or  before  the  close of  business  on the
Valuation  Date will be fulfilled by Trinity Value Fund.  Redemption  requests received  after  that time will be  considered  requests  to redeem  shares of
Value Fund.

      Shareholders  of Trinity  Value  Fund who vote  their  Class A, Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their  shares of Trinity  Value Fund at net asset value on the  Valuation  Date,  after  Trinity  Value  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Value  Fund at net asset  value.  The cash  reserve  is that amount of cash  retained by Trinity  Value Fund which is deemed  sufficient in the  discretion of the Board for the payment of the Fund's  outstanding  debts and  expenses of  liquidation  incurred  on or before the Closing  Date of the
Reorganization.  Trinity  Value Fund will cease to exist on the Closing  Date.
Value Fund is not  assuming  any debts of Trinity  Value Fund except debts for unsettled  securities  transactions  and  outstanding  dividend and redemption checks.  Trinity Value Fund will  recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Value Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash  reserve to Value Fund,  if such  remaining  amount is not  material  (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of  Trinity  Value  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after  deducting  the  estimated  expenses of the  distribution, equals or  exceeds  one cent per share of the  number of  Trinity  Value  Fund
shares   outstanding   on  the   Valuation   Date.  If  the  cash  reserve  is
insufficient to satisfy any of Trinity Value Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the Closing Date, Trinity Value Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either Trinity Value Fund or Value
Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other  Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without  reasonable  cause, it shall,  upon demand, reimburse the other Fund for all expenses,  including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders of Trinity Value
Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy Statement will be borne by Trinity Value Fund.  Those printing costs and mailing costs are estimated to be $9,000 and $4,500,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from  Trinity  Value  Fund and  Value  Fund,  it is expected  to be the opinion of KPMG LLP,  tax  advisor to Trinity  Value Fund, that  shareholders  of Trinity  Value Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange of their shares for  shares  of Value  Fund,  and that  shareholders  of Value  Fund  will not recognize  any gain or loss upon receipt of Trinity  Value Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund may still choose to go forward with the reorganization,  pending  re-solicitation of shareholders and shareholder  approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Value Fund will pay a dividend  which will have the effect of  distributing  to Trinity Value Fund's shareholders  all of Trinity  Value  Fund's  net  investment  company  taxable income for  taxable  years  ending on or prior to the Closing  Date  (computed without  regard  to any  deduction  for  dividends  paid)  and  all of its net capital  gains,  if any,  realized in taxable  years ending on or prior to the
Closing Date (after reduction for any available  capital loss  carry-forward).
Such  dividends will be included in the taxable income of Trinity Value Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Value Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B,  Class C,  Class N and/or  Class Y shares of Value Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Value Fund,  respectively,  in  connection  with the
Reorganization.  Each share will be fully paid and nonassessable  when issued, will have no preemptive or conversion  rights and will be  transferable on the books of Value Fund.  Trinity Value Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations,  and provides for  indemnification  and reimbursement of expenses out of its  property  for  any  shareholder  held  personally  liable  for its obligations.  Neither  Fund  permits  cumulative  voting.  The shares of Value
Fund will be recorded  electronically  in each  shareholder's  account.  Value
Fund  will then  send a  confirmation  to each  shareholder.  Shareholders  of
Trinity Value Fund holding certificates  representing their shares will not be
required   to   surrender   their   certificates   in   connection   with  the
reorganization.  However,  former  shareholders  of  Trinity  Value Fund whose shares are represented by outstanding  share  certificates will not be allowed to  redeem,  exchange,  transfer  or pledge  class  shares of Value  Fund they receive in the  Reorganization  until the exchanged Trinity Value certificates
Fund have been returned to the Transfer Agent.

      Like  Trinity  Value  Fund,  Value Fund does not  routinely  hold annual shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes  key  investment  policies of Trinity Value Fund and Value Fund,  and certain  noteworthy  differences  between the  investment objectives and policies of the two Funds.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Value Fund should consider the  differences in investment  objectives, policies and risks of the Funds.  Further  information about Value Fund is set
forth  in  its  Prospectus,   which  accompanies  this  Prospectus  and  Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,
Annual Reports and Semi-Annual Reports,  which may be obtained upon request to
the  Transfer  Agent.   See   "Information   about  Trinity  Value  Fund"  and
"Information about Value Fund."

      Trinity  Value Fund and Value Fund have similar  investment  objectives.
Both Funds seek  long-term  growth of capital by  investing  in common  stocks believed to be undervalued.  In seeking their investment  objectives,  Trinity
Value  Fund and  Value  Fund  utilize a similar  investing  strategy.  Trinity
Value Fund  invests in common  stocks that are  included in the S&P  500/Barra
Value Index.  Value Fund  currently  invests  mainly in common  stocks of U.S.
companies of different  capitalization  ranges.  Trinity Value Fund is managed with a  quantitative  investment  process.  Oppenheimer  Value Fund is managed with a  fundamental  "bottom  up"  investment  style.  Both Funds  invest in a similar  universe of  companies,  although  Value Fund has a larger  potential investment universe.

What are the Risk Factors Associated with an Investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  value  of the  Funds'  investments,  investment
performance  and  prices  per  share.   There  is  also  the  risk  that  poor
securities  selection  by the  Manager  will  cause the Funds to  underperform other  funds  having a similar  objective.  These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Value Fund  invests in common  stocks that are  included in the
S&P  500/Barra  Value Index.  Value Fund invests  mainly in common stocks with low price-earnings ratios and better-than-anticipated earnings.

Other Equity  Securities.  While Value Fund  emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  The Manager  considers some  convertible  securities to be
     "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  Manager's  investment  decision than in the case of other debt  securities.  Trinity  Value Fund, in contrast, only purchases common stocks included in the S&P 500/Barra Value Index.

Foreign Securities.  Value Fund can buy securities of companies or governments in any country, developed or underdeveloped. While Value
     Fund may invest up to 25% of its total assets in foreign securities, the
     Manager does not currently invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

     The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign  currency.  Additional risks of foreign  securities  include higher  transaction and operating costs for the Fund; foreign issuers are not  subject to the same  accounting  and  disclosure  requirements  that apply to U.S.  companies;  and lack of uniform  accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers.

Derivatives.  Value Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Value
     Fund might use may be considered "derivative" investments.  Value Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Value Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
     to. As a result of these risks Value Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Value Fund's share prices could fall.
     Certain derivative investments held by Value Fund might be illiquid.
     Trinity Value Fund does not invest in derivative securities.

 Hedging.  Value Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Value Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Value Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Value
     Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of their assets in temporary  defensive  investments.  Generally  they would be  high-quality,  short-term  money  market  instruments,  such  as U.S.
     government   securities,   highly  rated  commercial  paper,   short-term
     corporate debt obligations or repurchase  agreements.  The Funds may also hold these types of  securities  pending the  investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemption of Fund shares. To the extent either Fund invests  defensively in these securities, it might not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Value Fund will not  invest  more than 10% (the
     Board can  increase  that limit to 15%) of its net assets in  illiquid or
     restricted   securities.   The  Manager  monitors  holdings  of  illiquid
     securities on an ongoing basis to determine  whether to sell any holdings to maintain adequate  liquidity.  Certain restricted  securities that are eligible for resale to qualified  institutional buyers may not be subject to that  limit,  however,  there  may be a limited  market  of  qualified institutional  buyers.  Trinity Value Fund does not invest in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Value  Fund  and  Value  Fund  have  certain   additional
investment  restrictions  that are  fundamental  policies  changeable  only by shareholder  approval.  Generally,  these investment  restrictions are similar between the Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest  25% or more of  their  respective  total  assets  in any  industry.
   However,   there  is  no  limitation  on  investments  in  U.S.  government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception is in the case where a Fund is deemed to be an underwriter  under the Securities  Act of 1933 when  reselling any securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical commodities or physical commodity contracts. However, Value Fund may buy and sell hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any  of  its  agencies  or  instrumentalities  or to  securities  of  other
   investment   companies.   This  means  that  both  Funds  are  presently  a
   "diversified" investment company under the 1940 Act.

o     Trinity  Value Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet  redemptions.
   Value  Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  Value Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  Value Fund can  borrow  only if it  maintains  a 300%
   ratio of assets to  borrowings  at all times in the manner set forth in the
   Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities that the respective Fund's investment  policies and restrictions permit it to purchase.  The Funds may also lend their portfolio  securities and enter into repurchase agreements.

Trinity Value Fund cannot  mortgage,  pledge or otherwise  hypothecate  any of its assets. Value Fund does not have a similar hedging  policy.

o     Neither  Fund cannot  invest in  companies  for the purpose of acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For Trinity Value
Fund,   the  Manager  has  retained   Trinity   Investment   Management,   the
Sub-Advisor,  to provide  day-to-day  portfolio  management  for Trinity Value
Fund.  The  Sub-Advisory  fee for  Trinity  Value  Fund  is  paid  to  Trinity
Investment   Management  by  the  Manager  out  of  its  management   fee.  If
shareholders   of  Trinity   Value  Fund  approve  the   Reorganization,   the
Sub-Advisory  Agreement between the Manager and Trinity Investment  Management will terminate.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required  by Federal  and state  securities  laws.  Further,  the  Manager has agreed to furnish the Funds with office  space,  facilities  and equipment and
arrange  for  its   employees   to  serve  as  officers  of  the  Funds.   The
administrative  services to be provided  by the Manager  under the  investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate
to    interest,    taxes,    brokerage    commissions,    fees   to    certain
Trustees/Directors,  legal and audit  expenses,  custodian and transfer  agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31,  2003,  including  more than 65 funds  with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,
10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the  Manager,  acts as  transfer  and  shareholder  servicing  agent  on an at-cost  basis for both  Trinity  Value  Fund and Value  Fund and for  certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Value Fund and Value Fund,  but is not  obligated to sell a
specific  number  of  shares.   Expenses   normally   attributable  to  sales,
including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing  shareholders,  are borne by the Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares  of the  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions
quarterly  for  expenses  they  incur  in  providing   personal   service  and
maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the 1940 Act for their  Class B,  Class C and Class N  shares.  The  Funds'
Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares and  servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an  asset-based  sales charge at an annual rate of  0.75% of Class B and  Class C  assets,  and an  annual  asset-based  sales charge of 0.25% on Class N shares.  The  Distributor  also  receives a service fee 0.25% of average  annual net assets  under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to compensate  broker-dealers for providing personal services and  maintenance  of  accounts  of their  customers  that  hold  shares of the
Funds.  The Class B and Class N asset-based  sales charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds  are  nearly  identical.  Shares of either
Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering  such  shares.  Exchange  privileges  are  subject  to  amendment  or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $25, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred  sales  charge  ("CDSC") of up to 1% if the  shares are sold  within 18  calendar  months  from the  beginning  of the calendar month during which they were  purchased.  Class B shares of the Funds are sold  without a front-end  sales charge but  investors  will pay an annual asset-based  sales  charge  and  may  be  subject  to a CDSC  upon  redemption depending  on the length of time the shares  are held.  The CDSC  begins at 5%
for Class B shares  redeemed in the first year and declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed within
18 months of the retirement  plan's first  purchase of N shares,  a CDSC of 1%
may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares  of Value  Fund received in the  Reorganization  will be issued at net asset value,  without a sales  charge  and no CDSC will be imposed on any  Trinity  Value Fund  shares exchanged  for Value Fund shares as a result of the  Reorganization.  However, any CDSC that  applies  to  Trinity  Value  Fund  shares as of the date of the
exchange   will   carry   over  to  Value   Fund   shares   received   in  the
Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and  exchange  privileges.  All of  such services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected by the Board of  Trustees/Directors  of each Fund.  Dividends and the distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A shares will  generally be higher than those paid on
Class B,  Class C,  Class N or Class Y  shares,  which  normally  have  higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the  holders  of a  "majority  of  outstanding voting  securities"  (as  defined in the  Investment  Company  Act) of Trinity
Value Fund voting in the  aggregate  and not by class is  necessary to approve the Reorganization  Agreement and the transactions  comtemplated  thereby.  As defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the vote of (1) 67% or more of the  Trinity  Value
Fund's  outstanding  shares  present  at a  meeting  if more  than  50% of the outstanding  shares are present or represented by proxy;  or (2) more than 50%
of the  outstanding  shares,  whichever  is  less.  Each  shareholder  will be entitled  to one vote for each  full  share,  and a  fractional  vote for each
fractional   share  of  Trinity  Value  Fund  held  on  the  Record  Date.  If sufficient  votes to approve the  proposal are not received by the date of the
Meeting,  the Meeting  may be  adjourned  to permit  further  solicitation  of proxies.  The holders of a majority of shares  entitled to vote at the Meeting and present in person or by proxy  (whether or not  sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting (if you are a record holder).
                  By telephone (please see the insert for instructions).

      In  essence,  a proxy card is a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also  be  able  to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary of Trinity  Value Fund at 498 Seventh  Avenue,  10th
Floor,  New York, New York 10018 (if received in time to be acted upon);  (ii)
attending  the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of  Trinity  Value Fund does not intend to bring any matters  before the Meeting other than those  described in this proxy.  It is not  aware of any  other  matters  to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come  before the  Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention of the persons  named to vote proxies to vote in  accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Trinity  Value Fund at the close of  business on July 9, 2003 (the  "record  date") will be entitled to vote at the Meeting.
On July 9, 2003, there were 1,076,813.848  outstanding shares of Trinity Value
Fund,  consisting of 514,047.696  Class A shares,  236,602.716 Class B shares,
216,294.227  Class C shares,  31,424.951 Class N shares and 78,444.258 Class Y shares.  On July 9,  2003,  there  were  14,991,347.02  outstanding  shares of
Value Fund,  consisting of 10,126,454.127 Class A shares,  3,103,893.693 Class
B  shares,  1,445,033.868  Class C  shares,  219,725.882  Class N  shares  and
96,239.450  Class Y shares.  Under relevant state law and Trinity Value Fund's charter documents,  Proxies representing abstentions and broker non-votes will be included  for  purposes of  determining  whether a quorum is present at the
Meeting,  but will be  treated as votes not cast and,  therefore,  will not be counted for  purposes of  determining  whether the matters and  proposals  and motions to be voted upon at the Meeting  have been  approved.  For purposes of the Meeting,  a majority of shares  outstanding and entitled to vote,  present
in  person  or  represented  by  proxy,   constitutes  a  quorum.  Value  Fund
shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Value  Fund  will  request  broker-dealer  firms,   custodians,
nominees and  fiduciaries to forward proxy  material to the beneficial  owners of the shares of record, and may reimburse them for their reasonable  expenses
incurred  in  connection  with  such  proxy   solicitation.   In  addition  to
solicitations  by  mail,  officers  of  Trinity  Value  Fund or  officers  and employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct
additional   solicitations  personally  or  by  telephone  or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds  Services.  Proxies may also be solicited by a proxy  solicitation  firm hired at Trinity Value Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated  that the cost of engaging a proxy solicitation firm would not exceed $32,000,  plus the additional  costs which would be incurred in connection with contacting  those shareholders who have not voted, in the event of a need for  resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes only of determining the quorum ("broker  non-votes").  Because of the need to obtain the above described vote of the outstanding  voting  securities for the  Reorganization  proposal to pass,  abstentions  and broker  non-votes will have the same effect as a vote "against" the Proposal.

Are there any Appraisal Rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the  closing  date for the  Reorganization.  On or after  the  Valuation
Date,  you may redeem your new Value Fund shares or exchange  them into shares of  certain  other  funds in the  OppenheimerFunds  family  of  mutual  funds, subject to the terms of the prospectuses of both funds.

                            INFORMATION ABOUT VALUE FUND

Information  about  Value Fund (SEC File No.  811-3346)  is  included in Value
Fund's  Prospectus dated December 23, 2002, which  accompanies and is attached to and considered a part of this Proxy  Statement and  Prospectus.  Additional information  about  Value  Fund is  included  in  Value  Fund's  Statement  of
Additional  Information  dated December 23, 2002, as revised January 15, 2003, and as  supplemented  March 31, 2003,  and its Annual  Report and  Semi-Annual
Reports  dated October 31, 2002 and April 30, 2003,  respectively,  which have been  filed with the SEC and are  incorporated  herein by  reference.  You may request  a free  copy of these  materials  and other  information  by  calling
1.800.780.7780 or by writing to Value Fund at OppenheimerFunds  Services, P.O.
Box 5270,  Denver,  CO 80217.  Value Fund also files proxy materials,  reports and  other  information  with the SEC in  accordance  with  the  informational requirements  of the  Securities  and  Exchange  Act of 1934 and the 1940 Act.
These  materials  can be inspected  and copied at: the SEC's Public  Reference
Room in  Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's  Internet  website at  http://www.sec.gov.  Copies  may be  obtained upon payment of a duplicating  fee by  electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to the  SEC's  Public  Reference
          ------------------
Section, Washington, D.C. 20549-0102.

                        INFORMATION ABOUT TRINITY VALUE FUND

      Information  about Trinity Value Fund (File No. 811-9365) is included in the current  Trinity  Value Fund  Prospectus  dated  September  24,  2002,  as supplemented  May 14, 2003.  This  document has been filed with the SEC and is incorporated herein by reference.  Additional  information about Trinity Value
Fund is also included in the Fund's Statement of Additional  Information dated
September 24, 2002, as revised  October 15, 2002,  and as  supplemented  March
31,  2003 and its Annual  Report  dated July 31, 2002 and  Semi-Annual  Report dated  January  31,  2003,  which  have  been  filed  with  the  SEC  and  are incorporated  herein by  reference.  You may  request  free copies of these or other documents  relating to Trinity Value Fund by calling  1.800.708.7780  or by writing to Trinity Value Fund at OppenheimerFunds  Services, P.O. Box 5270,
Denver,  CO 80217.  Reports and other  information filed by Trinity Value Fund
can  be  inspected  and  copied  at:  the  SEC's  Public   Reference  Room  in
Washington,  D.C. (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's
Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
PUBLICINFO@SEC.GOV  or by  writing  to the  SEC's  Public  Reference  Section,
------------------
Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the  officers and  Trustees of Trinity  Value Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of any class of shares of Trinity Value Fund.

As of July 9, 2003,  the only persons who owned of record or were known by the
Trinity Value Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers,
Attention Fund Administration, 4800 Deer Lake Drive East, Third Floor,
Jacksonville, Florida 32246-6484 (which owned 16,381.891 Class B shares or
6.92% of the Class B shares then outstanding).

Retirement Plan Shareholder Services TR, Superior Tool & Die Company, Inc.
401(k) plan, Attention John Pickens, P.O. Box 2640, Florence, Alabama
35630-0024 (which owned 12,004.730 shares or 5.55% of the Class C shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Garry J. Kroeger,
8104 Melody Lane, Dickinson, Texas 77539-7404 (which owned 10,709.814 Class N shares or 34.08% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Vernette H. Pickens,
811 Jabo Drive, Killen, Alabama 35645-8427 (which owned 4,591.209 Class N shares or 14.61% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO David E. Runyon, 4
Apple Blossom Lane, Alexandria, Kentucky 41001-1202 (which owned 1,744.139 or
5.55% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Single 401(k) Douglas C. Crutcher MD
PSC FBO Douglas C. Crutcher, 3708 Winding Wood Place, Lexington, Kentucky
40515-1281 (which owned 1,574.803 Class N shares or 5.01% of the Class N shares then outstanding).

New York Yacht Club Pension Plan, Attention Susan Cisneros, 498 Seventh
Avenue, 14th Floor, New York, NY 10018-6798 (which owned 42,008.186 Class Y shares or 53.55% of the Class Y shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021
(which owned 36,336.072 Class Y shares or 46.32% of the Class Y shares then outstanding).

As of July 9, 2003, the officers and Trustees of Value Fund, as a group, owned less than 1% of the outstanding voting shares of any class of shares of
Value Fund. As of July 9, 2003, the only persons who owned of record or were known by the Value Fund to own beneficially 5% or more of any class of the
Fund's outstanding shares were as follows:

Rollin M. Dick TR, Haverstick Consulting Inc. 401(k) plan, 11405 North
Pennsylvania Street, Suite 210, Carmel, Indiana 46032-6905 (which owned
17,304.505 shares or 7.87% of the Class N shares then outstanding).

Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303-9998 (which owned
13,570.331 Class N shares or 6.17% of the Class N shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor (which owned 96,181.879 or 99.94% of the Class N shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary

July 21, 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Value
      Fund and Oppenheimer Value Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    April 17, 2003 by and between  Oppenheimer  Trinity Value Fund ("Trinity Value
    Fund"),  a  Massachusetts  business trust and  Oppenheimer  Value Fund ("Value
    Fund"), a series of Oppenheimer Series Fund, Inc., a Maryland corporation.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended (the "Code"),  of Trinity Value Fund through the  acquisition by Value
    Fund of  substantially  all of the  assets of Trinity  Value Fund in  exchange for Class A, Class B, Class C,  Class N and Class Y  ("shares")  of Value Fund and the  assumption  by Value Fund of  certain  liabilities  of Trinity  Value
    Fund,  which  Class A,  Class B,  Class C, Class N and Class Y shares of Value
    Fund  are  to  be   distributed   by  Trinity  Value  Fund  pro  rata  to  its
    shareholders  in  complete  liquidation  of Trinity  Value  Fund and  complete cancellation of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as  follows:  The  reorganization  will be  comprised  of the  acquisition  by
    Value  Fund of  substantially  all of the  assets  of  Trinity  Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
    Fund and the  assumption  by Value  Fund of  certain  liabilities  of  Trinity
    Value Fund,  followed by the  distribution  of such Class A, Class B, Class C,
    Class N and Class Y shares of Value  Fund to the  Class A,  Class B,  Class C,
    Class N and Class Y  shareholders  of Trinity Value Fund in exchange for their
    Class A, Class B, Class C, Class N and Class Y shares of Trinity  Value  Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

                The  share   transfer   books  of  Trinity   Value  Fund  will  be
    permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Value Fund;  redemption  requests  received by Trinity  Value Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of Value Fund to be  distributed  to the  shareholder  in  question  as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity  Value  Fund  on  that  date,  excluding  a cash  reserve  (the  "cash reserve") to be retained by Trinity Value Fund  sufficient  in its  discretion for the payment of the expenses of Trinity  Value Fund's  dissolution  and its liabilities,  but not in excess of the amount  contemplated  by  Section  10E, shall be  delivered  as provided in Section 8 to Value Fund,  in exchange  for and against  delivery to Trinity Value Fund on the Closing Date of a number of
    Class A, Class B, Class C,  Class N and Class Y shares of Value  Fund,  having an  aggregate  net asset  value  equal to the value of the  assets of  Trinity
    Value Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of Value Fund and the value of the  assets of  Trinity  Value Fund to be  transferred  shall in each case be  determined as of the close of business of The New York Stock Exchange on the Valuation  Date. The  computation of the net asset  value of the Class A,  Class B, Class C, Class N and Class Y shares of Value  Fund and the Class A,  Class B,  Class C, Class N and Class Y shares of  Trinity  Value  Fund  shall be done in the  manner  used by Value Fund and
    Trinity Value Fund,  respectively,  in the computation of such net asset value per share as set forth in their respective  prospectuses.  The methods used by
    Value  Fund in such  computation  shall be  applied  to the  valuation  of the assets of Trinity Value Fund to be transferred to Value Fund.

            Trinity  Value Fund shall  declare and pay,  immediately  prior to the
    Valuation  Date, a dividend or  dividends  which,  together  with all previous such dividends,  shall have the effect of distributing to Trinity Value Fund's shareholders  all of Trinity Value Fund's  investment  company  taxable income for taxable  years  ending on or prior to the Closing Date  (computed  without regard  to any  dividends  paid)  and all of its  net  capital  gain,  if any, realized  in  taxable  years  ending on or prior to the  Closing  Date  (after reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way, Centennial,  CO
    80112,  on such time or such place as the parties may designate or as provided below (the  "Closing  Date").  The business day  preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Value Fund shall distribute on a pro rata  basis  to the  shareholders  of  Trinity  Value  Fund as of the
    Valuation  Date Class A, Class B, Class C, Class N and Class Y shares of Value
    Fund  received by Trinity  Value Fund on the Closing  Date in exchange for the assets of Trinity  Value Fund in complete  liquidation  of Trinity Value Fund;
    for the purpose of the  distribution  by Trinity  Value Fund of Class A, Class
    B, Class C, Class N and Class Y shares of Value Fund to Trinity  Value  Fund's shareholders,  Value  Fund will  promptly  cause its  transfer  agent to:  (a)
    credit an  appropriate  number of Class A, Class B, Class C, Class N and Class
    Y shares of Value  Fund on the books of Value  Fund to each  Class A, Class B,
    Class C, Class N and Class Y  shareholder  of Trinity Value Fund in accordance with a list  (the  "Shareholder  List") of  Trinity  Value  Fund  shareholders received from Trinity  Value Fund;  and (b) confirm an  appropriate  number of
    Class A,  Class B,  Class C,  Class N and Class Y shares of Value Fund to each
    Class A, Class B, Class C, Class N and Class Y  shareholder  of Trinity  Value
    Fund;  certificates  for  Class A shares of Value  Fund  will be  issued  upon written  request of a former  shareholder  of Trinity  Value Fund but only for whole shares,  with fractional  shares credited to the name of the shareholder on the books of Value Fund and only after any share  certificates  for Trinity
    Value Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation Date, the name and address of each  shareholder of Trinity Value
    Fund,  indicating  his or her share  balance.  Trinity  Value  Fund  agrees to supply the  Shareholder  List to Value Fund not later than the  Closing  Date.
    Shareholders  of Trinity Value Fund holding  certificates  representing  their shares  shall not be required to  surrender  their  certificates  to anyone in connection with the  reorganization.  After the Closing Date, however, it will be necessary for such  shareholders to surrender  their  certificates in order to redeem, transfer or pledge the shares of Value Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity Value Fund shall (a)
    either pay or make provision for payment of all of its  liabilities and taxes, and (b) either (i) transfer any remaining  amount of the cash reserve to Value
    Fund,  if  such  remaining  amount  (as  reduced  by  the  estimated  cost  of distributing  it to  shareholders)  is not material (as defined below) or (ii)
    distribute such remaining  amount to the shareholders of Trinity Value Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity Value Fund shares outstanding on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their respective  portfolios so that,  after the Closing,  Value
    Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
    restrictions.  At the Closing,  Trinity Value Fund shall deliver to Value Fund two copies of a list setting forth the securities  then owned by Trinity Value
    Fund.  Promptly  after the Closing,  Trinity  Value Fund shall  provide  Value
    Fund a list setting forth the respective federal income tax bases thereof.

      8.    Portfolio  securities or written evidence  acceptable to Value Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
    Federal Reserve Book Entry System or any other depository  approved by Trinity
    Value  Fund  pursuant  to Rule  17f-4  and Rule  17f-5  under the Act shall be endorsed and delivered,  or transferred by appropriate  transfer or assignment documents,  by Trinity Value Fund on the Closing Date to Value Fund, or at its
    direction,  to its  custodian  bank,  in  proper  form  for  transfer  in such condition  as to  constitute  good  delivery  thereof in  accordance  with the custom of brokers and shall be  accompanied  by all necessary  state  transfer stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer payable to the order of Value  Fund for the  account  of Value  Fund.  Class A,  Class B,  Class C,
    Class N and Class Y shares of Value Fund  representing  the number of Class A,
    Class B, Class C,  Class N and Class Y shares of Value  Fund  being  delivered against the assets of Trinity  Value Fund,  registered  in the name of Trinity
    Value Fund,  shall be  transferred  to Trinity Value Fund on the Closing Date.
    Such  shares  shall  thereupon  be  assigned  by  Trinity  Value  Fund  to its shareholders  so that the shares of Value Fund may be  distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Value  Fund is unable to make  delivery under this Section 8 to Value Fund of any of its portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity  Value Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing
    Date have not yet been  delivered  to it or Trinity  Value  Fund's  custodian, then  the  delivery  requirements  of  this  Section  8 with  respect  to said undelivered  securities  or cash will be waived  and  Trinity  Value Fund will deliver  to  Value  Fund  by or on the  Closing  Date  with  respect  to  said undelivered  securities or cash executed  copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Value Fund,  together with such  other  documents,  including  a due  bill  or  due  bills  and  brokers'
    confirmation slips as may reasonably be required by Value Fund.

      9.    Value  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption and dividend  checks  outstanding)  of Trinity  Value Fund,  but Trinity Value
    Fund  will,  nevertheless,  use  its  best  efforts  to  discharge  all  known liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing  and mailing  the  proxies and proxy  statements  will be borne by
    Trinity  Value Fund.  Trinity  Value Fund and Value Fund will bear the cost of their respective tax opinion.  Any documents such as existing  prospectuses or annual  reports  that are  included in that mailing will be a cost of the Fund issuing  the  document.  Any other  out-of-pocket  expenses  of Value Fund and
    Trinity  Value Fund  associated  with this  reorganization,  including  legal, accounting  and transfer agent  expenses,  will be borne by Trinity Value Fund and Value Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Value  Fund  hereunder  shall be  subject  to the following conditions:

      A.    The Board of  Trustees  of Trinity  Value  Fund shall have  authorized the execution of the  Agreement,  and the  shareholders  of Trinity Value Fund shall have approved the Agreement and the  transactions  contemplated  hereby, and  Trinity  Value  Fund  shall  have  furnished  to  Value  Fund  copies  of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Trinity Value Fund; such shareholder  approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and  its  charter documents  at  a  meeting  for  which  proxies  have  been  solicited  by  the
    Prospectus and Proxy Statement (as hereinafter defined).

      B.    Value Fund  shall have  received  an opinion  dated as of the  Closing
    Date from counsel to Trinity  Value Fund, to the effect that (i) Trinity Value
    Fund  is a  business  trust  duly  organized,  validly  existing  and in  good standing  under the laws of the  State of  Massachusetts  with full  corporate powers to carry on its business as then being  conducted and to enter into and perform  the  Agreement;  and  (ii)  that  all  action  necessary  to make the
    Agreement,  according to its terms, valid,  binding and enforceable on Trinity
    Value Fund and to authorize  effectively the transactions  contemplated by the
    Agreement  have been taken by Trinity  Value Fund.  Massachusetts  counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties of Trinity Value Fund  contained herein  shall be true and  correct at and as of the  Closing  Date,  and Value
    Fund shall have been furnished with a certificate of the President,  or a Vice
    President,  or the  Secretary or the  Assistant  Secretary or the Treasurer of
    Trinity Value Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Trinity  Value Fund shall have  furnished to Value
      Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of Trinity
      Value  Fund  as to the  amount  of  the  capital  loss  carry-over  and  net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity
      Value Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the gross  assets,  of Trinity  Value Fund at the close of  business on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Value  Fund under the
    Securities   Act  of  1933,   as  amended  (the  "1933  Act"),   containing  a
    preliminary  form of the  Prospectus  and Proxy  Statement,  shall have become effective under the 1933 Act.

      G.    On the  Closing  Date,  Value  Fund  shall  have  received a letter of
    Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
    acceptable  to  Value  Fund,  stating  that  nothing  has  come  to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Value Fund arising out of  litigation  brought  against  Trinity Value Fund or claims asserted  against it, or pending or to the best of his or her knowledge threatened  claims or  litigation  not  reflected in or apparent from the most recent audited  financial  statements  and footnotes  thereto of Trinity Value
    Fund  delivered to Value Fund.  Such letter may also  include such  additional statements  relating to the scope of the review  conducted  by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

H.    Value Fund shall  have  received  an  opinion,  dated as of the  Closing
    Date, of KPMG LLP, to the same effect as the opinion  contemplated  by Section
    11.E. of the Agreement.

I.    Value Fund  shall  have  received  at the  Closing  all of the assets of
    Trinity  Value Fund to be conveyed  hereunder,  which assets shall be free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever.

11.   The  obligations of Trinity Value Fund hereunder shall be subject to the following conditions:

      A.    The  Board of  Directors  of Value  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
    Value Fund shall have  furnished to Trinity  Value Fund copies of  resolutions to that effect certified by the Secretary or the Assistant  Secretary of Value
    Fund.

      B.    Trinity  Value Fund's  shareholders  shall have approved the Agreement and the transactions  contemplated  hereby, by an affirmative vote required by
    Massachusetts  Law and its charter documents and Trinity Value Fund shall have furnished  Value Fund copies of  resolutions  to that effect  certified by the
    Secretary or an Assistant Secretary of Trinity Value Fund.

      C.    Trinity  Value  Fund shall have  received  an opinion  dated as of the
    Closing  Date from counsel to Value Fund,  to the effect that (i)  Oppenheimer
    Series Fund,  Inc. is a corporation  duly organized,  validly  existing and in good  standing  under the laws of the State of  Maryland  with full  powers to carry on its  business as then being  conducted  and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement,  according to its terms,  valid,  binding and  enforceable  upon Value Fund and to authorize effectively the transactions  contemplated by the Agreement have been taken by
    Value  Fund,  and (iii) the  shares of Value Fund to be issued  hereunder  are duly  authorized  and when  issued  will be  validly  issued,  fully-paid  and non-assessable. Maryland counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties of Value Fund  contained  herein shall be true and correct at and as of the  Closing  Date,  and Trinity  Value
    Fund shall have been furnished  with a certificate  of the  President,  a Vice
    President or the Secretary or the Assistant  Secretary or the Treasurer of the
    Trust to that effect dated as of the Closing Date.

      E.    Trinity  Value Fund shall have  received an opinion of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with (i) Trinity
    Value Fund's  representation that there is no plan or intention by any Trinity
    Value  Fund   shareholder  who  owns  5%  or  more  of  Trinity  Value  Fund's outstanding shares,  and, to Trinity Value Fund's best knowledge,  there is no
    plan  or  intention  on  the  part  of  the   remaining   Trinity  Value  Fund
    shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of
    Value Fund shares received in the transaction  that would reduce Trinity Value
    Fund  shareholders'  ownership  of Value  Fund  shares  to a number  of shares having a value,  as of the Closing  Date, of less than 50% of the value of all of the  formerly  outstanding  Trinity  Value Fund shares as of the same date, and (ii) the  representation  by each of  Trinity  Value  Fund and Value  Fund that, as of the Closing  Date,  Trinity Value Fund and Value Fund will qualify as regulated  investment  companies or will meet the  diversification  test of
    Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Value Fund and Value Fund will each  qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Value  Fund upon the  distribution  of Class A,  Class B, Class C, Class N and
    Class Y shares of  beneficial  interest in Value Fund to the  shareholders  of
    Trinity Value Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by  Trinity  Value Fund by reason of the  transfer  of  substantially  all its assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of Value Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Value Fund by reason of the  transfer of  substantially  all of Trinity  Value
    Fund's  assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares of Value Fund and Value Fund's  assumption  of certain  liabilities  of
    Trinity Value Fund.

      6.    The  shareholders  of Trinity  Value Fund will have the same tax basis and  holding  period  for the Class A,  Class B,  Class C, Class N and Class Y
    shares of Value  Fund that they  receive  as they had for  Trinity  Value Fund shares that they  previously  held,  pursuant to Section  358(a) and  1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity Value Fund to Value Fund will have the same tax basis and holding  period in the hands of Value Fund as they
    had  for  Trinity  Value  Fund,   pursuant  to  Section  362(b)  and  1223(1),
    respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of Trinity  Value Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form N-14 filed by Value Fund under the
    1933  Act,   containing  a  preliminary  form  of  the  Prospectus  and  Proxy
    Statement, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity Value Fund shall have received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable to Trinity Value Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any material,  actual or contingent  liabilities of Value Fund arising  out of  litigation  brought  against  Value  Fund or claims  asserted against  it, or pending  or, to the best of his or her  knowledge,  threatened claims or litigation  not reflected in or apparent by the most recent  audited financial  statements and footnotes thereto of Value Fund delivered to Trinity
    Value Fund. Such letter may also include such additional  statements  relating to  the  scope  of  the  review  conducted  by  such  person  and  his  or her
    responsibilities   and   liabilities  as  are  not   unreasonable   under  the
    circumstances.

I.    Trinity  Value Fund shall  acknowledge  receipt of the Class A, Class B,
    Class C, Class N and Class Y shares of Value Fund.

      12.   Trinity Value Fund hereby represents and warrants that:

      A.    The  audited  financial  statements  of Trinity  Value Fund as of July
    31, 2002 and unaudited financial  statements as of January 31, 2003 heretofore furnished to Value Fund,  present  fairly the financial  position,  results of operations,  and changes in net assets of Trinity  Value Fund as of that date, in conformity  with  generally  accepted  accounting  principles  applied on a basis  consistent  with the  preceding  year;  and that from  January 31, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any  material  adverse  change in the business or financial condition of Trinity  Value Fund,  it being agreed that a decrease in the size of  Trinity  Value  Fund due to a  diminution  in the  value of its  portfolio and/or  redemption  of its shares shall not be  considered a material  adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated thereby by Trinity Value Fund's shareholders,  Trinity Value Fund has  authority  to  transfer  all of the  assets of  Trinity  Value Fund to be conveyed  hereunder  free  and  clear  of all  liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented,  contained in Trinity Value
    Fund's  Registration  Statement  under  the 1933  Act,  as  amended,  is true, correct and complete,  conforms to the  requirements  of the 1933 Act and does not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There is no material  contingent  liability of Trinity  Value Fund and no material claim and no material legal,  administrative  or other proceedings pending  or, to the  knowledge  of  Trinity  Value  Fund,  threatened  against
    Trinity Value Fund, not reflected in such Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which Trinity Value Fund is a party other than those  ordinary in the conduct of its business;

      F.    Trinity Value Fund is a  Massachusetts  business trust duly organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Massachusetts;   and  has  all  necessary  and  material   Federal  and  state
    authorizations  to own all of its assets and to carry on its  business  as now being conducted;  and Trinity Value Fund that is duly registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns and reports of Trinity  Value Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of Trinity
    Value Fund no such return is currently  under audit and no assessment has been asserted  with respect to such returns and to the extent such tax returns with respect to the  taxable  year of Trinity  Value Fund ended July 31,  2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Value Fund has elected that Trinity  Value Fund be treated as a regulated  investment  company and, for each fiscal year of its  operations,
    Trinity  Value Fund has met the  requirements  of Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and Trinity
    Value  Fund  intends to meet such  requirements  with  respect to its  current taxable year.

13.   Value Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Value Fund as of October 31, 2002 and  unaudited  financial  statements  as  of  February  28,  2003  heretofore furnished  to Trinity  Value  Fund,  present  fairly the  financial  position, results of  operations,  and changes in net assets of Value  Fund,  as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year; and that from February 28, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any material  adverse  changes in the business or financial condition of Value Fund,  it being  understood  that a decrease in the size of
    Value  Fund  due  to a  diminution  in  the  value  of  its  portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and supplemented,  contained in Value Fund's
    Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
    The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
    therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability of Value Fund and no material claim and no material legal,  administrative  or other  proceedings  pending or, to the  knowledge  of Value  Fund,  threatened against Value Fund, not reflected in such Prospectus;

      D.    There are no material  contracts  outstanding to which Value Fund is a party other than those ordinary in the conduct of its business;

      E.    Oppenheimer  Series  Fund,  Inc.  is  a  corporation  duly  organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Maryland;  Value  Fund  has all  necessary  and  material  Federal  and  state authorizations  to own all its  properties  and  assets  and to  carry  on its business  as now being  conducted;  the Class A, Class B, Class C, Class N and
    Class Y shares of Value Fund which it issues to  Trinity  Value Fund  pursuant to the Agreement  will be duly  authorized,  validly  issued,  fully-paid  and non-assessable,  will conform to the  description  thereof  contained in Value
    Fund's  Registration  Statement and will be duly registered under the 1933 Act and in the  states  where  registration  is  required;  and Value Fund is duly registered  under  the Act and  such  registration  has not  been  revoked  or rescinded and is in full force and effect;

      F.    All Federal  and other tax returns and reports of Value Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of Value Fund,  no such return is currently  under audit and no assessment has been asserted with respect to such  returns and to the extent such tax  returns  with  respect to the  taxable  year of Value Fund ended  October  31, 2002 have not been filed, such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Value  Fund  has  elected  to be  treated  as a  regulated  investment company  and, for each fiscal year of its  operations,  Value Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment company and Value Fund intends to meet such requirements with respect to its current taxable year;

      H.    Value  Fund  has no plan or  intention  (i) to  dispose  of any of the assets  transferred by Trinity Value Fund,  other than in the ordinary  course of  business,  or (ii) to redeem  or  reacquire  any of the Class A,  Class B,
    Class C, Class N and Class Y shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,  Value Fund  intends to operate  its  business  in a  substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Prospectus and Proxy Statement will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Value Fund hereby  represents  to and  covenants  with Trinity Value
    Fund that,  if the  reorganization  becomes  effective,  Value Fund will treat each  shareholder  of Trinity  Value  Fund who  received  any of Value  Fund's shares as a result of the  reorganization  as having made the minimum  initial purchase of shares of Value Fund received by such  shareholder for the purpose of making  additional  investments in shares of Value Fund,  regardless of the value of the shares of Value Fund received.

      15.   Value  Fund  agrees  that  it will  prepare  and  file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of  Prospectus  and Proxy  Statement  contemplated  by Rule 145 under the
    1933 Act. The final form of such  Prospectus  and Proxy  Statement is referred to in the  Agreement  as the  "Prospectus  and Proxy  Statement."  Each  party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Prospectus  and  Proxy  Statement  as may be  necessary  or desirable  in this  connection.  Trinity  Value Fund  covenants  and agrees to liquidate and dissolve as soon as  practicable  to the extent  required  under the laws of the  State of  Massachusetts,  and,  upon  Closing,  to cause  the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   Trinity  Value Fund  understands  that the  obligations  of Value Fund under the Agreement are not binding upon any Director or  shareholder of Value
    Fund personally, but bind only Value Fund and Value Fund's property.

      20.   Value Fund  understands  that the  obligations  of Trinity  Value Fund under the  Agreement  are not  binding  upon any  Trustee  or  shareholder  of
    Trinity  Value Fund  personally,  but bind only Trinity Value Fund and Trinity
    Value  Fund's  property.  Value  Fund  represents  that it has  notice  of the provisions  of the  Declaration  of Trust of Trinity  Value  Fund  disclaiming shareholder  and trustee  liability for acts or  obligations  of Trinity Value
    Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY VALUE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  SERIES  FUND,  INC.  on  behalf  of its  series
                  OPPENHEIMER VALUE FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                       Acquisition of the Assets of the
                        OPPENHEIMER TRINITY VALUE FUND

                     By and in exchange for Shares of the
                            OPPENHEIMER VALUE FUND

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Value Fund ("Trinity
Value Fund") for shares of Oppenheimer Value Fund ("Value Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
Annual and  Semi-Annual  Reports  dated July 31, 2002 and  January  31,  2003, respectively,  of  Trinity  Value  Fund  (both of which  are  incorporated  by reference to Part B filed with the Initial  Registration  Statement on June 6,
2003, SEC File No. 333-105897);  (ii) the Annual Report dated October 31, 2002 of Value Fund  (incorporated  by  reference  to Part B filed with the  Initial
Registration  Statement  on  June  6,  2003,  SEC  File  No.  333-105897)  and
Semi-Annual Report dated April 30, 2003 of Value Fund (FILED HEREWITH);  (iii)
                                                       --------------
the   Prospectus  of  Trinity   Value  Fund  dated   September  24,  2002,  as
supplemented May 14, 2003  (incorporated by reference to Part B filed with the
Initial  Registration  Statement  on June 6, 2003,  SEC File No.  333-105897);
(iv) the  Statement  of  Additional  Information  of Trinity  Value Fund dated
September 24, 2002, as revised  October 15, 2002,  and as  supplemented  March
31, 2003 (both of which are  incorporated  by  reference  to Part B filed with the Initial Registration  Statement on June 6, 2003, SEC File No. 333-105897);
and (v) the Statement of Additional  Information  of Value Fund dated December
23, 2002,  as revised  January 15, 2003  (incorporated  by reference to Part B filed with the Initial  Registration  Statement on June 6, 2003,  SEC File No.
333-105897), and as supplemented July 17, 2003 (FILED HEREWITH).
                                                --------------

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated July 21, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.708.7780 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
July 21, 2003.

Oppenheimer Value Fund
Semi-Annual Report dated April 30, 2003
STATEMENT OF INVESTMENTS  April 30, 2003 /
Unaudited

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Common Stocks--92.8%
--------------------------------------------------------
 Consumer Discretionary--19.3%
--------------------------------------------------------
 Hotels, Restaurants & Leisure--1.0%
 McDonald's Corp.               138,000    $  2,359,800
--------------------------------------------------------
 Leisure Equipment & Products--0.5%
 Mattel, Inc.                    49,100       1,067,434
--------------------------------------------------------
 Media--13.0%
 EchoStar Communications
 Corp., Cl. A 1                 302,600       9,065,896
--------------------------------------------------------
 General Motors
 Corp., Cl. H 1                 731,500       8,631,700
--------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1               1,105,600      12,161,600
                                           -------------
                                             29,859,196

--------------------------------------------------------
 Specialty Retail--1.0%
 OfficeMax, Inc. 1              420,700       2,376,955
--------------------------------------------------------
 Textiles & Apparel--3.8%
 Nike, Inc., Cl. B              160,600       8,596,918
--------------------------------------------------------
 Consumer Staples--0.8%
--------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc.              61,500       1,891,740
--------------------------------------------------------
 Energy--6.6%
--------------------------------------------------------
 Energy Equipment & Services--1.1%
 Noble Corp. 1                      700          21,665
--------------------------------------------------------
 Schlumberger Ltd.               59,000       2,473,870
                                           -------------
                                              2,495,535

--------------------------------------------------------
 Oil & Gas--5.5%
 BP plc, ADR                    325,000      12,525,500
--------------------------------------------------------
 Financials--26.4%
--------------------------------------------------------
 Banks--8.7%
 Bank of New York
 Co., Inc. (The)                201,200       5,321,740
--------------------------------------------------------
 Wachovia Corp.                 191,400       7,313,394
--------------------------------------------------------
 Wells Fargo Co.                150,000       7,239,000
                                           -------------
                                             19,874,134

--------------------------------------------------------
 Diversified Financials--8.1%
 Citigroup, Inc.                186,866       7,334,490
--------------------------------------------------------
 Franklin Resources,
 Inc.                           163,200       5,692,416
--------------------------------------------------------
 Freddie Mac                     57,600       3,335,040
--------------------------------------------------------
 Merrill Lynch &
 Co., Inc.                       55,000       2,257,750
                                           -------------
                                             18,619,696

                                         Market Value
                                Shares     See Note 1
--------------------------------------------------------
 Insurance--9.6%

 American International
 Group, Inc.                     41,700    $  2,416,515
--------------------------------------------------------
 Chubb Corp.                    132,000       6,981,480
--------------------------------------------------------
 Prudential Financial,
 Inc.                           232,700       7,439,419
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. A                            3,368          54,663
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. B                          309,320       5,026,450
                                           -------------
                                             21,918,527

--------------------------------------------------------
 Health Care--5.3%
--------------------------------------------------------
 Health Care Providers & Services--4.4%
 Aetna, Inc.                    185,300       9,227,940
--------------------------------------------------------
 Service Corp.
 International 1                231,500         782,470
                                           -------------
                                             10,010,410

--------------------------------------------------------
 Pharmaceuticals--0.9%
 Pfizer, Inc.                    69,160       2,126,670
--------------------------------------------------------
 Industrials--18.5%
--------------------------------------------------------
 Aerospace & Defense--9.7%
 Boeing Co.                     222,500       6,069,800
--------------------------------------------------------
 Lockheed Martin
 Corp.                          160,100       8,013,005
--------------------------------------------------------
 Northrop Grumman Corp.          93,300       8,205,735
                                           -------------
                                             22,288,540

--------------------------------------------------------
 Commercial Services & Supplies--4.4%
 Cendant Corp. 1                698,600       9,976,008
--------------------------------------------------------
 Industrial Conglomerates--0.5%
 Tyco International
 Ltd.                            73,600       1,148,160
--------------------------------------------------------
 Road & Rail--3.9%
 CNF Transportation,
 Inc.                           295,800       8,974,572
--------------------------------------------------------
 Information Technology--6.5%
--------------------------------------------------------
 Computers & Peripherals--1.7%
 Hewlett-Packard
 Co.                            232,000       3,781,600
--------------------------------------------------------
 Electronic Equipment & Instruments--4.8%
 Flextronics International
 Ltd. 1                         814,500       7,126,875

7  |  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                           Market Value
                                 Shares      See Note 1
--------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Thermo Electron
 Corp. 1                        217,000    $  3,942,890
                                           -------------
                                             11,069,765

--------------------------------------------------------
 Materials--3.6%
--------------------------------------------------------
 Chemicals--0.5%
 FMC Corp. 1                     53,700         973,044
--------------------------------------------------------
 Monsanto Co.                    13,357         232,412
                                           -------------
                                              1,205,456

--------------------------------------------------------
 Metals & Mining--0.5%
 Alcoa, Inc.                     43,400         995,162
--------------------------------------------------------
 Paper & Forest Products--2.6%
 Sappi Ltd.,
 Sponsored ADR                  482,700       5,961,345
--------------------------------------------------------
 Telecommunication Services--3.0%
--------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Verizon Communi-
 cations, Inc.                  125,500       4,691,190
--------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 Vodafone Group plc,
 Sponsored ADR                  115,400       2,280,304
--------------------------------------------------------
 Utilities--2.8%
--------------------------------------------------------
 Electric Utilities--2.3%
 Dominion Resources,
 Inc.                            76,300       4,515,434
--------------------------------------------------------
 Pepco Holdings,
 Inc.                            42,800         735,304
                                           -------------
                                              5,250,738

--------------------------------------------------------
 Multi-Utilities--0.5%
 Equitable Resources,
 Inc.                            30,000       1,152,600
                                           -------------
 Total Common Stocks
 (Cost $196,791,197)                        212,497,955

                              Principal    Market Value
                                 Amount      See Note 1
--------------------------------------------------------
 Short-Term Notes--2.3%

 Federal Home
 Loan Bank,
 1.20%, 5/1/03
 (Cost $5,200,000)         $  5,200,000  $    5,200,000

--------------------------------------------------------
 Joint Repurchase Agreements--4.4%

 Undivided interest of 14.44% in
 joint repurchase agreement (Market
 Value $70,406,000) with Zions Bank/
 Capital Markets Group, 1.26%, dated
 4/30/03, to be repurchased at
 $10,168,356 on 5/1/03, collateralized
 by U.S. Treasury Nts., 4.625%, 5/15/06,
 with a value of $21,007,167 and
 U.S. Treasury Bonds, 2%, 11/30/04,
 with a value of $50,899,000
 (Cost $10,168,000)          10,168,000      10,168,000

--------------------------------------------------------
 Total Investments,
 at Value
 (Cost $212,159,197)               99.5%    227,865,955
--------------------------------------------------------
 Other Assets
 Net of Liabilities                 0.5       1,139,429
                                 -----------------------
 Net Assets                       100.0%   $229,005,384
                                 -----------------------

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $212,159,197)--
 see accompanying statement
$227,865,955
--------------------------------------------------------------------------------
 Cash
60,516
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
2,639,762
 Shares of capital stock sold
517,752
 Interest and dividends
156,557
 Other
3,734

--------------
 Total assets
231,244,276

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased
1,843,135
 Shares of capital stock redeemed
159,093
 Shareholder reports
86,647
 Transfer and shareholder servicing agent fees
54,425
 Directors' compensation
46,414
 Distribution and service plan fees
44,141
 Other
5,037

--------------
 Total liabilities
2,238,892

--------------------------------------------------------------------------------
 Net Assets
$229,005,384

==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                             $
14,801
--------------------------------------------------------------------------------
 Additional paid-in capital
259,864,918
--------------------------------------------------------------------------------
 Undistributed net investment income
101,574
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(46,682,667)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments
15,706,758

--------------
 Net Assets
$229,005,384

==============

9  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $156,517,797 and
 10,069,262 shares of capital stock
 outstanding)
$15.54
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of
 offering price)
$16.49
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $48,300,277
 and 3,143,074 shares of capital stock
 outstanding)
$15.37
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $19,901,129
 and 1,312,913 shares of capital stock
 outstanding)
$15.16
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $2,804,673
 and 182,200 shares of capital stock
 outstanding)
$15.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net
 assets of $1,481,508 and 93,726 shares of
 capital stock outstanding)
$15.81

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003

--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $26,754)           $
1,762,460
--------------------------------------------------------------------------------
 Interest
79,927

-------------
 Total investment income
1,842,387

--------------------------------------------------------------------------------
 Expenses

 Management fees
673,610
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
181,108
 Class B
240,300
 Class C
81,524
 Class N
4,779
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
206,763
 Class B
106,605
 Class C
31,752
 Class N
4,097
 Class Y
7,339
--------------------------------------------------------------------------------
 Accounting service fees
7,500
--------------------------------------------------------------------------------
 Directors' compensation
6,722
--------------------------------------------------------------------------------
 Custodian fees and expenses
1,943
--------------------------------------------------------------------------------
 Other
71,499

-------------
 Total expenses
1,625,541
 Less reduction to custodian expenses
(237)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B
(27,783)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C
(3,601)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N
(746)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class Y
(9,125)

-------------
 Net expenses
1,584,049

--------------------------------------------------------------------------------
 Net Investment Income
258,338

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments (including
 premiums on options exercised)
(2,014,854)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments
12,252,790

-------------
 Net realized and unrealized gain
10,237,936

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations
$10,496,274

=============

 See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months
Year
                                                            Ended
Ended
                                                   April 30, 2003   October
31,
                                                      (Unaudited)
2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                                $   258,338  $
361,047
--------------------------------------------------------------------------------
 Net realized loss                                     (2,014,854)
(27,141,607)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                 12,252,790
10,745,185

--------------------------
 Net increase (decrease) in net assets
 resulting from operations                             10,496,274
(16,035,375)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (328,372)
(135,466)
 Class B
--            --
 Class C
--            --
 Class N                                                   (4,026)
(43)
 Class Y                                                   (1,634)
(3,575)

--------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets
 resulting from capital stock
 transactions:
 Class A                                                7,745,871
(14,210,177)
 Class B                                               (1,207,877)
(6,150,602)
 Class C                                                5,830,961
4,299,663
 Class N                                                1,514,103
1,286,579
 Class Y                                                  332,469
563,632

--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                             24,377,769
(30,385,364)
--------------------------------------------------------------------------------
 Beginning of period                                  204,627,615
235,012,979

---------------------------
 End of period [including undistributed net
 investment income of $101,574 and $177,268,
 respectively]                                       $229,005,384
$204,627,615

===========================

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class A                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.78    $ 15.93   $
17.06   $ 20.69   $ 20.91   $ 23.31
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .03        .07
..03       .16       .17       .16
 Net realized and unrealized gain (loss)            .76      (1.21)
(.98)     (.65)      .64       .32

--------------------------------------------------------------
 Total from investment operations                   .79      (1.14)
(.95)     (.49)      .81       .48
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.03)      (.01)
(.18)     (.16)     (.17)     (.12)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.03)      (.01)
(.18)    (3.14)    (1.03)    (2.88)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.54     $14.78
$15.93    $17.06    $20.69    $20.91

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                5.38%     (7.15)%
(5.60)%   (2.60)%    3.60%     2.24%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $156,518   $141,563
$166,285  $181,566  $392,483  $456,264
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $149,374   $166,319
$181,631  $234,840  $448,884  $442,138
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.48%      0.38%
0.19%     0.66%     0.68%     0.84%
 Expenses                                          1.23%      1.22%
1.26%     1.17%     1.02%     0.98% 3
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class B                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.64    $ 15.89   $
16.99   $ 20.58   $ 20.83   $ 23.32
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)      (.10)
(.11)     (.05)     (.03)      .02
 Net realized and unrealized gain (loss)            .76      (1.15)
(.97)     (.56)      .66       .30

--------------------------------------------------------------
 Total from investment operations                   .73      (1.25)
(1.08)     (.61)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.02)       --      (.02)     (.05)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.02)    (2.98)     (.88)    (2.81)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.37     $14.64
$15.89    $16.99    $20.58    $20.83

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.87)%
(6.34)%   (3.28)%    2.79%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $48,300    $47,323
$57,584   $64,287  $102,736  $123,260
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $48,464    $56,200
$65,115   $79,239  $123,616  $110,240
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.31)%    (0.40)%
(0.57)%   (0.14)%   (0.08)%    0.08%
 Expenses, gross                                   2.15%      2.01%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.03% 4,5  2.01% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class C                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.44    $ 15.67   $
16.77   $ 20.35   $ 20.60   $ 23.07
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       .03       (.01)
(.08)     (.04)     (.02)      .01
 Net realized and unrealized gain (loss)            .69      (1.22)
(.99)     (.56)      .65       .31

--------------------------------------------------------------
 Total from investment operations                   .72      (1.23)
(1.07)     (.60)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.03)       --      (.02)     (.03)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.03)    (2.98)     (.88)    (2.79)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.16     $14.44
$15.67    $16.77    $20.35    $20.60

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.85)%
(6.38)%   (3.27)%    2.82%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $19,901    $13,466
$10,494   $ 9,849   $14,582   $18,204
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $16,474    $12,977
$11,088   $11,975   $17,746   $15,355
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.37)%    (0.41)%
(0.56)%   (0.14)%   (0.07)%    0.06%
 Expenses, gross                                   2.10%      2.00%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.06% 4,5  2.00% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months
Year
                                                   Ended
Ended
                                           April 30, 2003            Oct.
31,
Class N                                       (Unaudited)     2002    2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 14.68   $ 15.90   $
18.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .03       .05
(.02)
 Net realized and unrealized gain (loss)              .73     (1.22)
(2.16)

----------------------------------
 Total from investment operations                     .76     (1.17)
(2.18)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.05)     (.05)
--
 Distributions from net realized gain                  --        --
--

----------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)     (.05)
--
--------------------------------------------------------------------------------
 Net asset value, end of period                    $15.39    $14.68
$15.90

==================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  5.16%    (7.41)%
(12.06)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $2,805    $1,201
$12
--------------------------------------------------------------------------------
 Average net assets (in thousands)                 $1,936    $  508       $
5
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        0.04%     0.00%
(0.45)%
 Expenses, gross                                     1.64%     1.49%
1.61%
 Expenses, net                                       1.56% 4,5 1.49% 4,6
1.61% 4
--------------------------------------------------------------------------------
 Portfolio turnover rate                               67%      150%
336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class Y                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.96    $ 16.20   $
17.07   $ 20.72   $ 20.97   $ 23.34
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.91)       .06
1.10 1     .17 1     .22       .22
 Net realized and unrealized gain (loss)           1.78      (1.21) 1
(.97) 1   (.63) 1    .64       .34

---------------------------------------------------------------
 Total from investment operations                   .87      (1.15)
(.87)     (.46)      .86       .56
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.02)      (.09)
--      (.21)     (.25)     (.17)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.02)      (.09)
--     (3.19)    (1.11)    (2.93)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.81     $14.96
$16.20    $17.07    $20.72    $20.97

===============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                5.84%     (7.18)%
(5.10)%   (2.42)%    3.81%     2.63%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $1,482     $1,074
$638   $     1   $76,571  $136,729
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,226     $  955
$155   $48,714   $95,765  $118,010
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             1.27%      0.33%
0.62%     1.06%     0.90%     1.19%
 Expenses, gross                                   1.92%      3.77%
1.20%     0.97%     0.76%     0.62% 4
 Expenses, net                                     0.42% 5,6  1.23% 5,6
0.83% 5,6 0.97% 5   0.76% 5   0.62%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Per share amounts calculated based on the average shares outstanding during
the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not
reflected in the total returns. Total returns are not annualized for periods of
less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

17 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund,
Inc.
 (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment
 objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred
 sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without
 either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class
Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock
Exchanges
 or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures
 under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates on investments is
 separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
 and losses in the Fund's Statement of Operations.

18  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that the market value of
 the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily
 to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes
 an estimated unused capital loss carryforward of $43,808,574. This estimated
 capital loss carryforward represents the carryforward as of the end of the last
 fiscal year, increased for losses deferred under tax accounting rules for the
 current fiscal year and is increased or decreased by capital losses or gains
 realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did
 not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2008       $ 9,239,162
                              2009         5,386,519
                              2010        27,168,039
                                         -----------
                              Total      $41,793,720
                                         ===========

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for
 the Fund's independent directors. Benefits are based on years of service
and
 fees paid to each director during the years of service. During the six months
 ended April 30, 2003, the Fund's projected benefit obligations were increased
 by $2,745 and payments of $3,614 were made to retired directors, resulting in
 an accumulated liability of $45,730 as of April 30, 2003.

19  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all
 or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the
 fund(s) selected by the director. Deferral of directors' fees under the plan
 will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net
investment
 income (loss) and net realized gain (loss) may differ for financial statement
 and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net
 investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
 may differ from the fiscal year in which the income or net realized gain was
 recorded by the Fund.

 The tax character of distributions paid during the six months ended April
30,
 2003 and the year ended October 31, 2002 was as follows:

                                       Six Months Ended        Year Ended
                                         April 30, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $334,032           $ 139,084
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                             ----------------------------
                 Total                       $334,032            $139,084
                                             ============================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent assets and liabilities
 at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those
 estimates.

20  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 600 million shares of $0.001 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended April 30, 2003   Year Ended
October 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------------

 Class A
 Sold                        1,927,502    $ 29,318,107       1,908,060    $
31,560,410
 Dividends and/or
 distributions reinvested       20,386         312,728
7,395         129,115
 Redeemed                   (1,454,880)    (21,884,964)     (2,777,138)
(45,899,702)

-----------------------------------------------------------
 Net increase (decrease)       493,008    $  7,745,871        (861,683)
$(14,210,177)

===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                          644,593    $  9,687,942         849,996    $
13,980,805
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (733,954)    (10,895,819)     (1,241,241)
(20,131,407)

-----------------------------------------------------------
 Net decrease                  (89,361)   $ (1,207,877)       (391,245)   $
(6,150,602)

===========================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        1,246,278    $ 18,506,805         508,463
$  8,150,546
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (865,838)    (12,675,844)       (245,484)
(3,850,883)

-----------------------------------------------------------
 Net increase                  380,440    $  5,830,961         262,979
$  4,299,663

===========================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                          146,555    $  2,183,264          91,314
$  1,447,129
 Dividends and/or
 distributions reinvested          264           4,022
2              40
 Redeemed                      (46,476)       (673,183)
(10,222)       (160,590)

-----------------------------------------------------------
 Net increase                  100,343    $  1,514,103          81,094
$  1,286,579

===========================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                           28,791    $    435,926          46,172
$    771,487
 Dividends and/or
 distributions reinvested          105           1,632
201           3,570
 Redeemed                       (6,951)       (105,089)
(13,958)       (211,425)

-----------------------------------------------------------
 Net increase                   21,945    $    332,469          32,415
$    563,632

===========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other
 than short-term obligations, for the six months ended April 30, 2003, were
 $148,714,617 and $136,189,196, respectively.

21  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which provides for a fee of
 0.625% of the first $300 million of average annual net assets of the Fund,
 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an
 annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the
Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate       Class A   Concessions  Concessions
Concessions    Concessions
                  Front-End     Front-End    on Class A   on Class B
on Class C     on Class N
              Sales Charges Sales Charges        Shares
Shares           Shares         Shares
 Six Months      on Class A   Retained by   Advanced by  Advanced by
Advanced by    Advanced by
 Ended               Shares   Distributor Distributor 1  Distributor 1
Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------

 April 30, 2003    $205,574      $85,223        $12,365
$171,522        $52,712        $13,850

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                            Class A       Class B        Class C
Class N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by
Retained by
 Six Months Ended       Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $2,163      $104,265         $2,025
$2,943

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended April 30, 2003, payments
 under the Class A Plan totaled $181,108, all of

22  |  OPPENHEIMER VALUE FUND

 which were paid by the Distributor to recipients, and included $60,917 paid to
 an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs
 with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April
30,
 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
               Total Payments  Amount Retained       Expenses  of Net Assets
                   Under Plan   by Distributor     Under Plan       of Class
-----------------------------------------------------------------------------
 Class B Plan        $240,300         $183,422     $2,253,100
4.66%
 Class C Plan          81,524           32,271        445,523           2.24
 Class N Plan           4,779            4,326         42,030           1.50

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call
 options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to
 hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised,
 the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration
 date, exercise price, premium received and market value are detailed in a note
 to the Statement of Investments. Options written are reported as a liability in
 the Statement of Assets and Liabilities. Realized gains and losses are reported
 in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss
 if the market price of the security decreases

23  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Option Activity Continued
 and the option is exercised. The risk in buying an option is that the Fund pays
 a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
 Options outstanding as of
 October 31, 2002                                    14     $     742
 Options written                                  1,511        72,602
 Options exercised                               (1,525)      (73,344)
                                                -----------------------
 Options outstanding as of
 April 30, 2003                                      --     $      --
                                                =======================

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12,
2002, the
 Fund entered into an "interfund borrowing and lending arrangement" with other
 funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity
 purposes. The arrangement was initiated pursuant to exemptive relief granted by
 the Securities and Exchange Commission to allow these affiliated funds to lend
 money to, and borrow money from, each other, in an attempt to reduce borrowing
 costs below those of bank loan facilities. Under the arrangement the Fund may
 lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are
 subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends
 money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

                            OPPENHEIMER VALUE FUND
                    Supplement dated July 17, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated March 31, 2003 is hereby withdrawn.

2.    The section  titled  "Futures"  on page 18 is changed by  replacing  the first three paragraphs of with the following three paragraphs.

o     Futures.  The Fund can buy and sell  exchange-traded  futures  contracts
   that  relate  to  (1)  broadly-based   stock  indices  ("stock  index
   futures") (2) an individual  stock ("single stock  futures") (3) debt securities  (these are referred to as "interest rate  futures"),  (4)
   other  broadly-  based  securities  indices (these are referred to as
   "financial  futures"),  (5) foreign currencies (these are referred to as "forward  contracts"),  (6) securities or (7)  commodities  (these are referred to as "commodity futures").

   A  broadly-based  stock index is used as the basis for trading  stock index  futures.  They may in some cases be based on stocks of issuers in a  particular  industry  or group  of  industries.  A stock  index assigns  relative  values to the common stocks  included in the index and its value  fluctuates  in response to the changes in value of the underlying  stocks.  A  stock  index  cannot  be  purchased  or  sold directly.  Financial  futures  are  similar  contracts  based  on the future  value of the basket of  securities  that  comprise the index.
   These contracts obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.
   Either  party may also settle the  transaction  by  entering  into an offsetting contract.

   An interest  rate  future  obligates  the seller to deliver  (and the purchaser  to take)  cash or a  specified  type of debt  security  to settle the futures  transaction.  Either  party could also enter into an  offsetting  contract  to close  out the  position.  Similarly,  a single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity security to settle the
   futures   transaction.   Either   party  could  also  enter  into  an
   offsetting  contract to close out the position.  Single stock futures
   trade  on  a  very  limited  number  of  exchanges,   with  contracts
   typically not fungible among the exchanges.

3.    Effective  June 13, 2003,  the section  titled  "Board of Directors  and
   Oversight  Committees"  on page 32 should be deleted and replaced  with the following paragraphs:

   Board of Directors  and  Oversight  Committees.  The Fund is governed by a Board of Directors,  which is  responsible  for  protecting  the interests of  shareholders  under  Maryland law. The  Directors  meet periodically  throughout  the year to oversee the Fund's  activities, review  its  performance,  and review  the  actions  of the  Manager.
   Although  the Fund will not  normally  hold  annual  meetings  of its shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Director or to take other action  described in the Fund's
   Articles of Incorporation.

      The Board of Directors has an Audit Committee,  a Study Committee,
   a Governance  Committee,  and a Proxy Committee.  The Audit Committee
   is  comprised  solely of  Independent  Directors.  The members of the
   Audit  Committee  are Edward Regan  (Chairman),  Kenneth  Randall and
   Russell  Reynolds.  The Audit Committee held five meetings during the
   Fund's  fiscal  year ended  October  31,  2002.  The Audit  Committee provides the Board with  recommendations  regarding  the selection of the Fund's  independent  auditor.  The Audit  Committee  also reviews the scope and results of audits and the audit fees  charged,  reviews reports from the Fund's  independent  auditor  concerning  the Fund's internal accounting  procedures,  and controls and reviews reports of the Manager's  internal  auditor,  among other duties as set forth in the Committee's charter.

      The members of the Study  Committee  are Robert Galli  (Chairman),
   Joel Motley and Phillip  Griffiths.  The Study  Committee  held eight meetings  during the Fund's fiscal year ended  October 31, 2002.  The
   Study  Committee  evaluates  and  reports  to the Board on the Fund's contractual  arrangements,  including  the  Investment  Advisory  and
   Distribution Agreements,  transfer and shareholder service agreements and  custodian  agreements  as well as the  policies  and  procedures adopted by the Fund to comply  with the  Investment  Company  Act and other  applicable  law,  among  other  duties  as  set  forth  in the
   Committee's charter.

      The members of the  Governance  Committee are  Elizabeth  Moynihan
   (Chairman),  Joel Motley,  Phillip Griffiths and Kenneth Randall. The
   Governance  Committee held no meetings  during the Fund's fiscal year ended October 31, 2002. The Governance  Committee  reviews the Fund's governance guidelines,  the adequacy of the Fund's Code of Ethics and develops  qualification  criteria for Board members  consistent  with the Fund's  governance  guidelines,  among other  duties set forth in the Committee's charter.

      The members of the Proxy  Committee  are Edward Regan  (Chairman),
   Russell  Reynolds  and John  Murphy.  The  Proxy  Committee  held one meeting  during the Fund's  fiscal year ended  October 31, 2002.  The
   Proxy  Committee  provides the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

4.    Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Director.
   Therefore, the Statement of Additional Information is revised by deleting the biography for Mr. Lipstein on page 35.

5.    The following footnote is added to the Director compensation table on page 39.

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of
            the               Board of
            Directors/Directors of the Board I Funds
            upon the retirement of Leon Levy.
            Effective March 31, 2003, Mr. Lipstein
            retired as a Director.

July 17, 2003                                                       PX0375.009

OPPENHEIMER SERIES FUND, INC.

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended and Restated  Articles of Incorporation  filed by  cross-reference  to
Exhibit  16  (1)  to  this  Registration  Statement,  incorporated  herein  by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that  in  the  opinion  of  the  Securities  and  Exchange
Commission such  indemnification  is against public policy as expressed in the
Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   (i)   Amended and Restated Articles of Incorporation dated January 6,
      1995: Previously filed with Registrant's Post-Effective Amendment No.
      28 on Form N-1A, 3/1/96, and Incorporated herein by reference.

      (ii)  Articles Supplementary dated September 26, 1995: Previously filed with Registrant's Post-Effective Amendment No. 28 on Form N-1A, 3/1/96,
      and incorporated herein by reference.

(iii) Articles Supplementary dated May 8, 1995: Previously filed with
            Registrant's Post-Effective Amendment No. 28 on Form N-1A,
            3/1/96, and incorporated herein by reference.

(iv)  Articles Supplementary dated November 15, 1996: Previously filed with
            Registrant's Post-Effective Amendment No. 31 on Form N-1A,
            12/16/96, and incorporated herein by reference.

(v)   Articles of Amendment dated March 15, 1996, effective 3/18/96:
            Previously filed with Registrant's Post-Effective Amendment No.
            35 on Form N-1A, 2/26/99, and incorporated herein by reference.

(vi)  Articles Supplementary dated February 23, 2001: Previously filed with
            Registrant's Post-Effective Amendment No. 39 on Form N-1A,
            2/28/02, and incorporated herein by reference.

(2)   Amended and Restated By-Laws as of 6/4/98: Filed with Registrant's
Post-Effective Amendment No. 35 on Form N-1A, 2/26/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement and Plan of  Reorganization  dated April 28, 2003: See Exhibit
      A to Part A of  this  Registration  Statement,  incorporated  herein  by reference.

(5) (i)     Oppenheimer Disciplined Allocation Fund Specimen Class A Share
      Certificate: Previously filed with Registrant's Post-Effective
      Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(ii)  Oppenheimer Disciplined Allocation Fund Specimen Class B Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(iii) Oppenheimer Disciplined Allocation Fund Specimen Class C Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(iv)  Oppenheimer Disciplined Allocation Fund Specimen Class N Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(v)   Oppenheimer Value Fund Specimen Class A Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(vi)  Oppenheimer Value Fund Specimen Class B Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(vii) Oppenheimer Value Fund Specimen Class C Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(viii)      Oppenheimer Value Fund Specimen Class N Share Certificate:
            Previously filed with Registrant's Post-Effective Amendment No.
            39 on Form N-1A, 2/28/02, and incorporated herein by reference.
(ix)  Oppenheimer Value Fund Specimen Class Y Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(6)   Investment Advisory Agreement dated 3/1/96 between the Registrant, on behalf of Connecticut Mutual Total Return Account and OppenheimerFunds, Inc.
and schedule of omitted substantially similar documents: Previously filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

(7)   (i)   General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Disciplined Allocation Fund and
      OppenheimerFunds Distributor, Inc. ("OFDI"): Previously filed with
      Registrant's Post-Effective Amendment No. 29 on Form N-1A, 4/30/96, and
      incorporated herein by reference.

(ii)  General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Value Fund, formerly Oppenheimer
            Disciplined Value Fund, and OFDI: Previously filed with
            Registrant's Post-Effective Amendment No. 31 on Form N-1A,
            12/16/96 and incorporated herein by reference.

      (iii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement on Form N-1A of Oppenheimer High Yield Fund
      (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement on Form N-1A of Oppenheimer High Yield Fund
      (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(v)   Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
            Previously filed with Post-Effective Amendment No. 45 to the
            Registration Statement on Form N-1A of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
            Distributor, Inc.: Previously filed with Post-Effective Amendment
            No. 45 to the Registration Statement on Form N-1A of Oppenheimer
            High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(vii) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
            Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   (i)   Amended and Restated Retirement Plan for Non-Interested Directors
      or Directors dated 8/9/01: Previously filed with Post-Effective
      Amendment No. 34 to the Registration Statement on Form N-1A of
      Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01,
      and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
      Directors/Directors: Filed with Post-Effective Amendment No. 33 on Form
      N-1A, of the Registration Statement for Oppenheimer Gold & Special
      Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   (i)   Amendment dated December 6, 2002 to the Global Custodial Services
      Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:
      Previously filed with the Initial Registration Statement on Form N-1A of Oppenheimer Total Return Bond Fund (Reg. No. 333-101878), 12/16/02,
      and incorporated herein by reference.

      (ii)  Amendment dated August 28, 2002 to the Global Custodial Services
      Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:
      Previously filed with Post-Effective Amendment No. 29 to the
      Registration Statement on Form N-1A of Oppenheimer Discovery Fund (Reg.
      No. 33-371), 11/22/02, and incorporated herein by reference.

      (iii) Global Custodial Services Agreement dated May 3, 2001 between
      Registrant and Citibank, N.A.: Previously filed with Post-Effective
      Amendment No. 33 to the Registration Statement on Form N-1A of
      Centennial Money Market Trust (Reg. No. 2-65245), 10/25/01, and
      incorporated herein by reference.

(1)   (i)   Amended and Restated Service Plan and Agreement dated 4/11/02 between Oppenheimer Disciplined Allocation Fund and OppenheimerFunds
      Distributor, Inc. for Class A Shares: Previously filed with
      Registrant's Post-Effective Amendment No. .

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
      dated 2/12/98 with OppenheimerFunds Distributor, Inc. for Class B
      Shares of Oppenheimer Disciplined Allocation Fund. Previously filed with Registrant's Post-Effective Amendment No. 36 on Form N-1A,
      2/28/00, and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      between  Oppenheimer  Disciplined  Allocation Fund and  OppenheimerFunds
      Distributor,  Inc for Class C Shares  dated  2/12/98.  Previously  filed
      with  Registrant's   Post-Effective  Amendment  No.  36  on  Form  N-1A,
      2/28/00, and incorporated herein by reference.

      (iv)  Distribution and Service Plan and Agreement between Oppenheimer
      Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. for
      Class N Shares dated 10/12/00:

      (v)   Amended and Restated Service Plan and Agreement dated 4/11/02 between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class A Shares: Previously filed with Registrant's Post-Effective
      Amendment No. 40 on Form N-1A, 10/24/02, and incorporated herein by reference.

      (vi)  Amended and Restated Distribution and Service Plan and Agreement
      between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class B shares dated 2/12/98: Previously filed with Registrant's
      Post-Effective Amendment No. 36 on Form N-1A, 2/28/00, and incorporated herein by reference.

      (vii) Amended and Restated Distribution and Service Plan and Agreement
      between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class C shares dated 2/12/98: Previously filed with Registrant's
      Post-Effective Amendment No. 36 on Form N-1A, 2/28/00, and incorporated herein by reference.

      (viii)      Distribution and Service Plan and Agreement between
      Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc. for Class
      N shares dated 10/12/00: Previously filed with Registrant's
      Post-Effective Amendment No. 40 on Form N-1A, 10/24/02, and
      incorporated herein by reference.

  (11)  (i) Opinion and Consent of Counsel to Oppenheimer Value Fund:
            Previously filed with Registrant's Pre-Effective Amendment No. 1 to Form N-14 (Reg. No. 333-105897) on July 18, 2003, and
            incorporated herein by reference.

(ii)      Form  of   Reorganization   Opinion   and   Consent  of  Counsel  to
          Oppenheimer  Trinity Value Fund:  Previously filed with Registrant's
          Initial  Registration  Statement  on Form  N-14,  6/6/03  (Reg.  No.
          333-105897) and incorporated herein by reference.

(iii)   Form of  Reorganization  Opinion and Consent of Counsel to Oppenheimer
          Value Fund:  Previously filed with Registrant's Initial Registration
          Statement  on  Form  N-14,   6/6/03  (Reg.   No.   333-105897)   and
          incorporated herein by reference.

(12)  (i)      Form of Tax Opinion Relating to the Reorganization: Previously
               filed with Registrant's Initial Registration Statement on Form
               N-14, 6/6/03 (Reg. No. 333-105897) and incorporated herein by reference.

(13)  N/A.

(14)  Consent of Independent Auditors: Filed herewith.

(15)  N/A.

  (16)      (i)   Powers of Attorney for all Directors/Directors and
      Principal Officers except for Joel W. Motley and John V. Murphy
      (including Certified Board Resolutions): Previously filed with
      Pre-Effective Amendment No. 1 to the Registration Statement on Form
      N-1A of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00,
      and incorporated herein by reference.

      (ii)  Power of Attorney for John Murphy (including Certified Board
      Resolution): Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of Oppenheimer U.S. Government
      Trust (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
      Resolution): Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Oppenheimer International
      Small Company Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

      (1)   Insofar  as  indemnification  for  liabilities  arising  under the
      Securities  Act of 1933 may be  permitted  to  directors,  officers  and controlling persons of Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been  advised that in the opinion of the
      Securities  and  Exchange  Commission  such  indemnification  is against public  policy  as  expressed  in the  Securities  Act of  1933  and is,
      therefore,    unenforceable.   In   the   event   that   a   claim   for
      indemnification  against  such  liabilities  (other  than the payment by
      Registrant  of  expenses  incurred  or paid by a  director,  officer  or controlling  person  of  Registrant  in the  successful  defense  of any action,  suit or proceeding)  is asserted by such  director,  officer or controlling  person,  Registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling precedent,  submit to
      a  court  of  appropriate   jurisdiction   the  question   whether  such
      indemnification  by it is  against  public  policy as  expressed  in the
      Securities  Act of 1933 and will be governed  by the final  adjudication of such issue.

(2)   The  Registrant  hereby  undertakes  to file a  final  tax  opinion  and consent in a Post-Effective  Amendment to the Registration  Statement
         shortly after the Closing.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 21st day of July, 2003.

                              OPPENHEIMER  SERIES FUND, INC., on behalf of its
                              series Oppenheimer Value Fund

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the

----------------------------  Board of Directors         July 21, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       July 21, 2003
-------------------------     Board and Director
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          July 21, 2003
John V. Murphy                & Director

/s/ Brian W. Wixted*          Treasurer, Principal       July 21, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Director                   July 21, 2003

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Director                   July 21, 2003

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Director                   July 21, 2003

------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Director                   July 21, 2003

--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Director                   July 21, 2003

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Director                   July 21, 2003

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Director                   July 21, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER VALUE FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

14                Consent of Independent Auditors